JPMorgan Active Bond ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 31.0%
U.S. Treasury Bonds
1.13%, 5/15/2040	24,490,000	15,844,839
3.88%, 8/15/2040	600,000	564,703
4.75%, 2/15/2041	4,000	4,139
2.88%, 5/15/2043	3,900,000	3,089,988
3.63%, 8/15/2043	15,552,000	13,706,415
4.38%, 8/15/2043	8,650,000	8,432,061
3.63%, 2/15/2044	6,250,000	5,480,957
3.13%, 8/15/2044	10,360,000	8,386,339
4.13%, 8/15/2044	1,375,000	1,289,116
3.00%, 11/15/2044	3,200,000	2,531,375
4.63%, 11/15/2044	4,885,000	4,886,908
3.00%, 5/15/2045	3,230,000	2,542,868
2.25%, 8/15/2046	5,080,000	3,429,000
3.00%, 8/15/2048	10,238,000	7,780,080
5.00%, 5/15/2049 (a)	12,315,000	3,984,569
2.88%, 5/15/2049	8,210,000	6,051,668
2.25%, 8/15/2049	31,585,000	20,383,429
2.38%, 11/15/2049	28,405,000	18,782,806
4.13%, 8/15/2053	1,194,000	1,088,825
4.25%, 2/15/2054	1,000,000	931,211
4.63%, 5/15/2054	5,280,500	5,234,708
4.25%, 8/15/2054	8,775,000	8,172,061
4.50%, 11/15/2054	1,775,000	1,723,969
U.S. Treasury Notes
3.88%, 10/15/2027	16,740,000	16,846,587
4.13%, 11/15/2027	16,445,000	16,633,218
4.25%, 1/15/2028	23,590,000	23,946,614
4.25%, 2/15/2028	10,180,000	10,341,051
3.75%, 4/15/2028	1,970,000	1,981,312
3.75%, 5/15/2028	8,775,000	8,828,473
3.88%, 7/15/2028	52,000,000	52,495,625
4.38%, 8/31/2028	14,066,000	14,386,881
4.63%, 9/30/2028	6,585,000	6,785,122
4.38%, 11/30/2028	3,000,000	3,073,828
3.75%, 12/31/2028	2,550,000	2,568,328
4.00%, 1/31/2029	24,085,000	24,431,222
2.63%, 2/15/2029	47,800,000	46,507,906
2.38%, 3/31/2029	500,000	482,051
4.13%, 3/31/2029	3,895,000	3,967,879
4.63%, 4/30/2029	5,000,000	5,175,391
4.50%, 5/31/2029	8,675,000	8,949,821
4.13%, 10/31/2029	9,050,000	9,236,303
4.13%, 11/30/2029	2,770,000	2,827,780
4.00%, 2/28/2030	16,000,000	16,266,875
4.00%, 3/31/2030	2,120,000	2,155,609
3.88%, 7/31/2030	9,925,000	10,043,635
3.63%, 8/31/2030	55,862,000	55,918,735
4.13%, 8/31/2030	36,176,000	36,992,786

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.63%, 9/30/2030	18,647,000	18,664,482
4.88%, 10/31/2030	1,300,000	1,373,328
4.38%, 11/30/2030	6,300,000	6,516,562
1.25%, 8/15/2031	4,190,000	3,669,196
3.75%, 8/31/2031	17,907,000	17,969,255
1.38%, 11/15/2031	5,455,000	4,779,518
4.13%, 11/30/2031	5,951,000	6,084,200
4.50%, 12/31/2031	6,520,000	6,797,100
4.38%, 1/31/2032	4,680,000	4,846,542
1.88%, 2/15/2032	600,000	538,734
4.13%, 2/29/2032	77,535,000	79,225,021
4.00%, 4/30/2032	27,870,000	28,279,341
4.00%, 6/30/2032	2,300,000	2,332,434
4.00%, 7/31/2032	93,778,000	95,056,458
3.50%, 2/15/2033	15,268,000	14,968,008
4.50%, 11/15/2033	26,230,000	27,374,489
4.00%, 2/15/2034	74,423,400	75,010,647
3.88%, 8/15/2034	83,197,000	82,852,513
4.25%, 11/15/2034	22,025,000	22,518,842
4.63%, 2/15/2035	9,995,000	10,497,483
4.25%, 5/15/2035	11,995,000	12,242,397
4.25%, 8/15/2035	32,065,000	32,686,259
U.S. Treasury STRIPS Bonds
4.32%, 5/15/2030 (a)	35,000,000	29,736,828
4.41%, 8/15/2030 (a)	54,875,000	46,147,514
4.84%, 11/15/2030 (a)	7,925,000	6,597,544
4.73%, 2/15/2031 (a)	7,185,000	5,918,236
4.67%, 5/15/2031 (a)	3,040,000	2,479,062
4.75%, 8/15/2031 (a)	7,640,000	6,163,445
4.88%, 11/15/2031 (a)	18,440,000	14,706,944
4.26%, 2/15/2032 (a)	11,285,000	8,897,387
4.23%, 11/15/2033 (a)	26,345,000	19,171,767
4.60%, 2/15/2040 (a)	45,471,000	23,614,252
4.70%, 5/15/2040 (a)	50,787,000	25,997,332
4.62%, 8/15/2040 (a)	15,766,000	7,946,194
5.34%, 11/15/2040 (a)	7,210,000	3,583,705
5.98%, 2/15/2041 (a)	2,249,000	1,101,738
5.02%, 11/15/2042 (a)	5,310,000	2,356,432
4.92%, 5/15/2043 (a)	28,680,000	12,360,180
4.75%, 8/15/2043 (a)	21,901,000	9,297,516
4.90%, 2/15/2045 (a)	14,300,000	5,597,780
5.10%, 2/15/2049 (a)	9,435,000	3,029,025
5.08%, 11/15/2049 (a)	70,445,000	21,777,676
Total U.S. Treasury Obligations (Cost $1,315,279,558)		1,335,928,432
Mortgage-Backed Securities — 19.7%
FHLMC Gold Pools, Other
Pool # U99076, 4.50%, 12/1/2043	139,992	141,778
Pool # RE0003, 4.00%, 7/1/2049	446,761	428,638

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
FHLMC UMBS, 30 Year
Pool # SI2041, 3.00%, 10/1/2049	1,244,916	1,119,086
Pool # QA9530, 2.50%, 5/1/2050	239,598	206,908
Pool # QB3756, 2.50%, 9/1/2050	2,046,497	1,768,374
Pool # RA3653, 1.50%, 10/1/2050	620,083	484,186
Pool # RA3838, 3.00%, 10/1/2050	582,633	522,104
Pool # QB4903, 2.50%, 11/1/2050	504,994	436,463
Pool # QC2061, 2.00%, 5/1/2051	718,090	593,141
Pool # RA5303, 3.50%, 5/1/2051	2,071,323	1,916,778
Pool # RA5680, 2.00%, 8/1/2051	1,665,565	1,364,273
Pool # SD0725, 3.00%, 8/1/2051	1,698,227	1,533,014
Pool # RA5794, 4.00%, 9/1/2051	1,826,874	1,742,307
Pool # RA5950, 2.50%, 10/1/2051	1,803,019	1,543,767
Pool # QD0295, 3.00%, 11/1/2051	2,786,525	2,498,839
Pool # SD1463, 3.00%, 12/1/2051	5,881,774	5,279,595
Pool # SD0809, 3.00%, 1/1/2052	1,236,520	1,108,239
Pool # SD8190, 3.00%, 1/1/2052	879,120	783,322
Pool # RA6531, 3.50%, 1/1/2052	717,558	668,591
Pool # RA6686, 4.00%, 1/1/2052	10,508,974	10,108,920
Pool # RA6815, 2.50%, 2/1/2052	3,400,981	2,928,803
Pool # RA6808, 3.00%, 2/1/2052	1,321,299	1,183,880
Pool # SL0872, 2.50%, 3/1/2052	2,350,910	2,026,952
Pool # QE0521, 2.50%, 4/1/2052	3,813,604	3,251,314
Pool # QE0399, 3.00%, 4/1/2052	749,191	671,833
Pool # QE1075, 3.00%, 4/1/2052	779,854	698,235
Pool # RA7178, 3.00%, 4/1/2052	4,036,051	3,590,043
Pool # SD6964, 3.00%, 4/1/2052	7,290,558	6,522,214
Pool # SD1373, 3.00%, 5/1/2052	664,564	596,398
Pool # SD5754, 3.50%, 6/1/2052	1,069,505	992,385
Pool # QE6381, 4.00%, 7/1/2052	1,709,594	1,638,173
Pool # SL1378, 4.00%, 7/1/2052	11,192,292	10,722,056
Pool # QE6440, 4.50%, 7/1/2052	3,666,689	3,605,463
Pool # SD1189, 5.00%, 7/1/2052	1,777,777	1,782,928
Pool # SD1589, 5.00%, 7/1/2052	794,041	803,500
Pool # QE8520, 3.50%, 8/1/2052	732,377	678,614
Pool # QF3294, 5.00%, 11/1/2052	4,959,749	4,974,886
Pool # SD8267, 5.00%, 11/1/2052	2,951,359	2,962,481
Pool # SD2355, 4.50%, 12/1/2052	2,599,094	2,572,266
Pool # SL1477, 5.00%, 7/1/2053	14,651,001	14,812,308
Pool # RJ1756, 4.50%, 6/1/2054	1,847,246	1,808,766
Pool # RJ1781, 6.00%, 6/1/2054	3,098,777	3,213,396
Pool # RJ2914, 5.50%, 11/1/2054	1,844,546	1,875,857
Pool # SL1998, 4.00%, 1/1/2055	4,826,371	4,624,097
Pool # RJ3247, 5.00%, 1/1/2055	2,834,050	2,860,017
FNMA UMBS, 20 Year Pool # BM4920, 4.00%, 10/1/2038	600,296	595,382
FNMA UMBS, 30 Year
Pool # AL9058, 3.50%, 9/1/2046	255,061	241,870
Pool # AL9397, 3.00%, 10/1/2046	336,037	306,757
Pool # BE9590, 3.50%, 5/1/2047	122,704	115,383

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BK2113, 2.50%, 3/1/2050	224,807	192,897
Pool # BP8608, 2.50%, 6/1/2050	154,653	133,095
Pool # CA8670, 2.50%, 8/1/2050	1,373,589	1,180,128
Pool # BQ0795, 2.50%, 9/1/2050	3,862,452	3,330,661
Pool # BQ1367, 2.50%, 9/1/2050	861,542	743,475
Pool # BQ3137, 2.50%, 10/1/2050	355,877	309,620
Pool # FM4947, 2.00%, 12/1/2050	1,345,686	1,114,745
Pool # BP7667, 2.50%, 12/1/2050	366,923	317,468
Pool # CA8021, 2.50%, 12/1/2050	423,497	365,123
Pool # CA8044, 2.50%, 12/1/2050	346,270	297,632
Pool # CB0458, 2.50%, 5/1/2051	411,133	352,790
Pool # FM7293, 2.50%, 5/1/2051	199,372	171,879
Pool # CB0397, 3.00%, 5/1/2051	236,616	212,011
Pool # CB0530, 3.00%, 5/1/2051	5,806,497	5,223,799
Pool # FM7346, 3.00%, 5/1/2051	407,239	364,891
Pool # FM7531, 3.00%, 5/1/2051	1,054,262	945,627
Pool # BT2415, 2.50%, 7/1/2051	1,445,087	1,238,199
Pool # FM7910, 2.50%, 7/1/2051	555,959	485,521
Pool # FM7957, 2.50%, 7/1/2051	679,018	585,671
Pool # FM8516, 3.50%, 7/1/2051	10,924,238	10,202,255
Pool # BT7165, 3.00%, 8/1/2051	4,929,363	4,416,743
Pool # CB1406, 3.00%, 8/1/2051	700,036	627,236
Pool # FM8479, 3.00%, 8/1/2051	554,662	497,989
Pool # CB1553, 2.50%, 9/1/2051	3,569,915	3,074,299
Pool # FM8813, 3.50%, 9/1/2051	2,882,406	2,690,275
Pool # BT6823, 2.50%, 10/1/2051	4,042,946	3,461,624
Pool # BT9861, 2.50%, 10/1/2051	1,398,358	1,205,021
Pool # BT9883, 2.50%, 10/1/2051	5,409,409	4,660,374
Pool # FM9227, 2.50%, 10/1/2051	2,760,170	2,379,570
Pool # FS5389, 2.50%, 11/1/2051	419,415	360,413
Pool # BU3608, 3.00%, 11/1/2051	121,527	108,979
Pool # CB2094, 3.00%, 11/1/2051	886,400	794,223
Pool # FM9776, 3.00%, 11/1/2051	1,246,002	1,120,100
Pool # CB2447, 3.50%, 12/1/2051	4,480,882	4,180,065
Pool # BU9885, 2.50%, 1/1/2052	499,969	427,772
Pool # CB2635, 2.50%, 1/1/2052	5,088,672	4,372,702
Pool # FS3826, 3.00%, 1/1/2052	8,411,270	7,481,775
Pool # FS8807, 3.00%, 1/1/2052	2,202,224	1,980,296
Pool # CB2750, 2.50%, 2/1/2052	1,790,481	1,533,073
Pool # CB2855, 2.50%, 2/1/2052	655,427	569,456
Pool # FS3381, 2.50%, 2/1/2052	971,554	831,120
Pool # CB2899, 3.00%, 2/1/2052	2,434,257	2,177,479
Pool # FS0488, 3.00%, 2/1/2052	1,232,421	1,108,963
Pool # BV4133, 2.50%, 3/1/2052	1,163,971	992,267
Pool # CB3031, 2.50%, 3/1/2052	1,106,489	946,926
Pool # FS8041, 2.50%, 3/1/2052	3,526,179	3,039,599
Pool # FS8196, 2.50%, 3/1/2052	6,341,236	5,449,076
Pool # CB3167, 3.00%, 3/1/2052	2,031,971	1,818,835
Pool # CB3265, 3.00%, 4/1/2052	5,689,233	5,062,410

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CB3360, 3.00%, 4/1/2052	914,765	814,267
Pool # BV0242, 3.50%, 4/1/2052	1,775,472	1,652,207
Pool # MA4580, 3.50%, 4/1/2052	4,281,884	3,967,571
Pool # BV7232, 4.00%, 4/1/2052	1,992,131	1,907,492
Pool # CB3384, 4.00%, 4/1/2052	309,039	296,151
Pool # BV5631, 3.00%, 6/1/2052	947,599	850,349
Pool # CB3891, 3.00%, 6/1/2052	13,990,469	12,552,878
Pool # FA1709, 3.00%, 6/1/2052	9,502,430	8,539,284
Pool # FS8114, 3.50%, 6/1/2052	1,035,912	961,738
Pool # CB3775, 4.00%, 6/1/2052	304,627	292,049
Pool # FS1949, 4.00%, 6/1/2052	2,724,969	2,611,614
Pool # BW0393, 5.00%, 6/1/2052	772,857	776,324
Pool # CB4160, 4.50%, 7/1/2052	2,468,326	2,427,876
Pool # CB4037, 5.00%, 7/1/2052	7,562,253	7,604,827
Pool # FS3045, 5.00%, 10/1/2052	3,713,777	3,748,782
Pool # FS2995, 5.50%, 10/1/2052	1,138,184	1,160,224
Pool # CB4927, 6.00%, 10/1/2052	1,231,099	1,276,628
Pool # CB5129, 5.00%, 11/1/2052	8,047,722	8,068,963
Pool # FS3836, 4.50%, 1/1/2053	371,517	367,346
Pool # FS7276, 5.00%, 9/1/2053	1,200,487	1,207,306
Pool # BY9849, 6.00%, 10/1/2053	550,380	569,559
Pool # DB0320, 5.50%, 3/1/2054	3,716,302	3,797,307
Pool # CB8526, 5.00%, 5/1/2054	3,502,296	3,528,066
Pool # DC6900, 7.00%, 7/1/2054	792,648	836,990
Pool # BU5072, 6.00%, 9/1/2054	1,491,313	1,534,979
Pool # DC6899, 6.50%, 9/1/2054	862,930	900,908
Pool # DB1954, 5.00%, 11/1/2054	2,064,469	2,061,884
Pool # DB4826, 5.50%, 11/1/2054	3,947,705	4,000,405
Pool # DB4866, 5.50%, 1/1/2055	1,092,586	1,117,913
FNMA, Other
Pool # BS2870, 1.27%, 8/1/2028	337,159	315,156
Pool # BL6257, 2.13%, 11/1/2028	1,167,500	1,108,828
Pool # BS5507, 3.23%, 11/1/2028	518,763	509,286
Pool # BS4928, 2.15%, 3/1/2029	2,646,000	2,514,833
Pool # BL5459, 2.37%, 6/1/2029	947,694	898,483
Pool # BS5162, 2.73%, 9/1/2029	1,118,235	1,070,098
Pool # BZ1679, 4.49%, 9/1/2029	1,238,021	1,262,912
Pool # BS7010, 4.81%, 9/1/2029	230,000	235,582
Pool # BL4429, 2.25%, 10/1/2029	287,948	271,110
Pool # AM6835, 3.58%, 10/1/2029	1,114,474	1,094,848
Pool # BL4592, 2.28%, 11/1/2029	7,000,000	6,583,291
Pool # BL4333, 2.52%, 11/1/2029	362,816	344,045
Pool # BZ1760, 4.82%, 11/1/2029	1,486,733	1,529,850
Pool # BS6161, 4.47%, 8/1/2030	484,292	490,507
Pool # BZ2136, 4.59%, 9/1/2030	991,010	1,015,658
Pool # BZ5395, 4.76%, 11/1/2030	2,000,000	2,059,691
Pool # BZ5795, 4.78%, 3/1/2031	5,000,000	5,103,906
Pool # BZ0392, 4.82%, 3/1/2031	787,921	814,390
Pool # BZ5797, 4.89%, 3/1/2031	3,280,000	3,365,203

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BZ2621, 4.98%, 6/1/2031	2,768,322	2,874,804
Pool # BZ1791, 4.61%, 8/1/2031	1,000,000	1,021,983
Pool # BZ4826, 5.04%, 8/1/2031	5,000,000	5,210,417
Pool # BZ1524, 5.08%, 9/1/2031	669,529	698,681
Pool # BZ5671, 4.53%, 10/1/2031	3,931,000	4,008,437
Pool # BZ3004, 5.29%, 10/1/2031	2,388,832	2,517,560
Pool # BS3524, 1.97%, 11/1/2031	6,873,313	6,129,058
Pool # BM6857, 1.83%, 12/1/2031 (b)	1,483,725	1,307,243
Pool # BZ1749, 4.24%, 12/1/2031	1,213,764	1,217,038
Pool # BZ2889, 4.37%, 1/1/2032	2,472,664	2,498,363
Pool # BZ1849, 4.74%, 1/1/2032	1,712,352	1,761,221
Pool # BM6898, 2.15%, 2/1/2032 (b)	1,972,566	1,764,445
Pool # BS5337, 3.01%, 4/1/2032	416,273	388,405
Pool # BZ1869, 4.76%, 4/1/2032	1,133,037	1,165,849
Pool # BZ3926, 4.48%, 5/1/2032	1,838,000	1,863,560
Pool # BS5659, 3.66%, 6/1/2032	795,000	767,718
Pool # BZ3977, 4.42%, 6/1/2032	2,500,000	2,525,026
Pool # BZ5943, 4.78%, 6/1/2032	4,485,000	4,585,714
Pool # BL7538, 1.52%, 7/1/2032	6,785,952	5,844,915
Pool # AN5759, 3.29%, 7/1/2032	1,103,358	1,049,620
Pool # BS5530, 3.30%, 7/1/2032	826,000	784,241
Pool # BS6132, 3.86%, 7/1/2032	415,000	407,876
Pool # BZ2863, 4.61%, 7/1/2032	3,000,000	3,063,143
Pool # BZ4495, 4.86%, 7/1/2032	2,161,000	2,236,607
Pool # BS9512, 5.13%, 7/1/2032	1,600,000	1,659,515
Pool # BS6276, 3.97%, 8/1/2032	680,000	667,587
Pool # BZ5961, 4.37%, 8/1/2032 ‡	2,402,000	2,408,715
Pool # AM0762, 3.29%, 9/1/2032	806,415	771,062
Pool # BS5718, 3.46%, 9/1/2032	900,000	857,418
Pool # BS6689, 3.83%, 9/1/2032	390,000	381,852
Pool # BM6466, 1.33%, 10/1/2032 (b)	7,015,242	5,873,247
Pool # BS6417, 3.83%, 10/1/2032	483,985	472,362
Pool # BS6951, 3.90%, 10/1/2032	500,000	488,898
Pool # BS6619, 3.91%, 10/1/2032	584,831	568,279
Pool # BZ5162, 4.09%, 10/1/2032	5,790,000	5,730,706
Pool # BZ4871, 4.23%, 10/1/2032	4,080,000	4,073,322
Pool # BZ5063, 4.47%, 10/1/2032	2,537,655	2,557,841
Pool # BZ5375, 4.48%, 10/1/2032	6,600,000	6,681,485
Pool # BM6491, 1.46%, 11/1/2032 (b)	2,149,879	1,815,204
Pool # BS6731, 3.78%, 11/1/2032	130,332	127,006
Pool # BZ5646, 4.48%, 11/1/2032	3,000,000	3,035,867
Pool # BS5864, 3.75%, 12/1/2032	2,000,000	1,928,088
Pool # BZ5827, 4.27%, 12/1/2032	5,040,000	5,050,978
Pool # BZ2843, 4.60%, 12/1/2032	1,976,000	2,014,588
Pool # BZ1498, 4.92%, 12/1/2032	1,000,000	1,028,250
Pool # BM6552, 1.56%, 1/1/2033 (b)	7,589,917	6,435,469
Pool # BL9952, 1.60%, 1/1/2033	2,000,000	1,693,669
Pool # BZ5699, 4.47%, 1/1/2033 ‡	5,000,000	5,046,366
Pool # BZ5455, 4.50%, 1/1/2033	3,800,000	3,830,194

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BZ5572, 4.54%, 1/1/2033	2,200,000	2,224,216
Pool # BZ5273, 4.59%, 1/1/2033	3,350,000	3,394,836
Pool # BZ0159, 4.98%, 1/1/2033	490,000	508,849
Pool # BZ1867, 4.74%, 3/1/2033	1,824,264	1,860,962
Pool # BS1636, 2.25%, 4/1/2033	750,000	663,815
Pool # BS1899, 2.17%, 5/1/2033	605,000	528,879
Pool # BZ3536, 4.90%, 5/1/2033	3,542,922	3,645,436
Pool # BZ4028, 5.17%, 5/1/2033	3,050,000	3,194,326
Pool # BS2496, 1.88%, 9/1/2033	4,000,000	3,379,718
Pool # BZ4501, 4.44%, 9/1/2033	3,585,000	3,590,940
Pool # BS9616, 4.79%, 9/1/2033	300,000	307,927
Pool # BZ5590, 4.64%, 10/1/2033	2,836,000	2,872,539
Pool # BZ5014, 4.96%, 10/1/2033	1,173,366	1,211,507
Pool # BZ4848, 4.95%, 11/1/2033	1,179,000	1,216,350
Pool # BZ4849, 4.95%, 11/1/2033	1,257,000	1,296,821
Pool # BZ0419, 4.25%, 1/1/2034	605,000	601,839
Pool # BZ4491, 4.84%, 1/1/2034	4,000,000	4,102,431
Pool # BZ3975, 4.96%, 1/1/2034	1,000,000	1,034,130
Pool # BZ0430, 4.32%, 2/1/2034	325,000	325,831
Pool # BZ2852, 5.03%, 2/1/2034	2,021,000	2,107,039
Pool # BZ0401, 4.52%, 3/1/2034	400,000	404,998
Pool # BL2213, 3.34%, 5/1/2034	975,570	915,918
Pool # BZ0567, 4.94%, 5/1/2034	4,000,000	4,142,240
Pool # BZ0565, 5.04%, 5/1/2034	1,000,000	1,040,455
Pool # BZ2861, 5.03%, 6/1/2034	2,831,000	2,950,162
Pool # BZ1884, 4.23%, 9/1/2034	5,000,000	4,955,009
Pool # BL3772, 2.92%, 10/1/2034	106,224	96,816
Pool # BZ2256, 4.71%, 11/1/2034	1,974,759	2,017,396
Pool # BZ3962, 4.53%, 5/1/2035	3,590,000	3,619,808
Pool # BL7071, 1.91%, 6/1/2035	383,000	310,484
Pool # BS8613, 4.55%, 6/1/2035	3,000,000	3,021,305
Pool # BZ4143, 5.12%, 6/1/2035	1,649,000	1,730,616
Pool # BZ4282, 4.85%, 7/1/2035	2,618,000	2,692,446
Pool # BZ4467, 5.12%, 8/1/2035	3,535,000	3,704,114
Pool # BZ5077, 4.85%, 10/1/2035	2,000,000	2,054,515
Pool # BZ5116, 4.96%, 10/1/2035	4,000,000	4,138,859
Pool # BZ4027, 5.33%, 11/1/2035	1,550,000	1,645,254
Pool # BZ3973, 5.01%, 12/1/2035	1,892,998	1,958,627
Pool # AN4430, 3.61%, 1/1/2037	377,353	366,825
Pool # BS5761, 3.87%, 6/1/2037	100,000	94,199
Pool # MA1177, 3.50%, 9/1/2042	43,341	41,397
Pool # CA4632, 4.00%, 11/1/2043	523,082	512,690
Pool # BF0454, 3.00%, 10/1/2053	548,405	500,617
Pool # BF0078, 4.00%, 4/1/2056	2,973,886	2,838,887
Pool # BF0189, 3.00%, 6/1/2057	614,491	547,571
Pool # BF0191, 4.00%, 6/1/2057	5,876,445	5,609,628
Pool # BF0262, 3.00%, 5/1/2058	3,490,653	3,084,556
Pool # BF0396, 2.50%, 8/1/2059	5,419,146	4,586,934
Pool # BF0440, 3.00%, 1/1/2060	366,520	325,007

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BF0503, 3.00%, 9/1/2060	2,860,401	2,527,231
Pool # BF0546, 2.50%, 7/1/2061	939,901	778,993
Pool # BF0560, 2.50%, 9/1/2061	8,275,914	6,859,059
Pool # BF0561, 3.00%, 9/1/2061	2,785,797	2,416,426
Pool # BF0586, 5.00%, 12/1/2061	869,847	872,354
Pool # BF0646, 2.50%, 6/1/2062	875,776	738,882
Pool # BF0720, 4.00%, 3/1/2063	3,344,969	3,124,837
Pool # BF0770, 4.50%, 9/1/2063	4,443,976	4,349,986
Pool # BF0802, 2.50%, 4/1/2064	3,767,406	3,150,407
Pool # BF0804, 3.00%, 4/1/2064	3,734,681	3,281,124
Pool # BF0809, 4.00%, 4/1/2064	4,558,897	4,334,749
Pool # BF0812, 4.50%, 4/1/2064	2,520,414	2,467,101
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 5.50%, 12/25/2055 (c)	17,000,000	17,214,302
GNMA I, 30 Year Pool # CU0301, 6.50%, 5/15/2053	1,074,399	1,117,480
GNMA II Pool # CK7234, ARM, 5.17%, 2/20/2072 (b)	431,688	448,640
GNMA II, 30 Year
Pool # AQ6679, 3.50%, 10/20/2045	118,123	108,858
Pool # AK8802, 3.75%, 3/20/2046	283,370	266,630
Pool # 785445, 2.50%, 3/20/2051	5,077,294	4,345,526
Pool # MA7705, 2.50%, 11/20/2051	14,073,695	12,219,190
Pool # 788051, 3.00%, 12/20/2051	4,533,815	4,105,971
Pool # 787457, 4.00%, 3/20/2052	1,379,915	1,335,112
Pool # 788236, 4.50%, 3/20/2052	6,923,129	6,804,217
Pool # 787010, 3.50%, 4/20/2052	4,705,665	4,350,814
Pool # MA8097, 2.50%, 6/20/2052	2,344,010	2,035,128
Pool # MA8197, 2.50%, 8/20/2052	7,926,303	6,913,644
Pool # MA8342, 2.00%, 10/20/2052	3,859,717	3,217,975
Pool # MA8343, 2.50%, 10/20/2052	2,555,387	2,221,079
Pool # MA8422, 2.00%, 11/20/2052	1,595,945	1,330,939
Pool # MA8485, 2.50%, 12/20/2052	3,660,102	3,182,239
Pool # CO8957, 5.00%, 12/20/2052	724,660	718,800
Pool # MA8563, 2.00%, 1/20/2053	1,640,759	1,375,778
Pool # MA8642, 2.50%, 2/20/2053	5,993,127	5,218,279
Pool # MA8644, 3.50%, 2/20/2053	497,215	459,765
Pool # MA8720, 2.50%, 3/20/2053	1,870,672	1,631,128
Pool # MA8795, 2.50%, 4/20/2053	3,068,785	2,670,917
Pool # MA8797, 3.50%, 4/20/2053	7,753,051	7,177,206
Pool # 786842, 4.00%, 4/20/2053	1,444,590	1,354,982
Pool # MA8873, 2.50%, 5/20/2053	5,627,150	4,892,988
Pool # MA8944, 3.50%, 6/20/2053	3,279,740	3,033,565
Pool # MA9011, 2.50%, 7/20/2053	5,549,156	4,826,868
Pool # MA9100, 2.50%, 8/20/2053	3,952,687	3,441,266
Pool # MA9101, 3.00%, 8/20/2053	3,058,535	2,777,647
Pool # MA9165, 2.50%, 9/20/2053	6,166,626	5,361,713
Pool # MA9299, 2.50%, 10/20/2053	3,959,042	3,444,998
Pool # CX2674, 6.00%, 10/20/2053	223,343	230,501
Pool # MA9419, 3.50%, 1/20/2054	2,308,605	2,150,207
Pool # MA9483, 3.00%, 2/20/2054	4,026,403	3,659,329
Pool # MA9484, 3.50%, 2/20/2054	2,350,353	2,158,696

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA9663, 3.00%, 4/20/2054	6,791,393	6,161,777
Pool # MA9719, 2.50%, 6/20/2054	5,711,213	4,970,467
Pool # DD2409, 6.50%, 6/20/2054	465,625	479,255
Pool # DD0108, 6.50%, 7/20/2054	1,380,332	1,454,006
Pool # DD0109, 7.00%, 7/20/2054	712,460	753,248
Pool # MA9846, 3.00%, 8/20/2054	7,072,296	6,412,247
Pool # DD0094, 7.00%, 8/20/2054	1,023,571	1,082,171
Pool # MA9960, 3.00%, 10/20/2054	6,116,858	5,543,353
Pool # DE2936, 6.00%, 12/20/2054	989,160	1,018,744
Pool # DF2932, 6.50%, 12/20/2054	1,980,245	2,085,940
Pool # DF2931, 7.00%, 12/20/2054	1,983,127	2,096,664
Pool # MB0142, 3.00%, 1/20/2055	3,774,223	3,407,467
Pool # DE2954, 6.50%, 2/20/2055	509,658	532,503
Pool # DH0806, 7.00%, 2/20/2055	5,172,940	5,469,102
Pool # DH0808, 7.50%, 2/20/2055	3,003,556	3,202,124
Pool # DH0816, 6.50%, 3/20/2055	2,839,297	2,990,847
Pool # DJ6101, 7.00%, 4/20/2055	2,090,552	2,210,242
Pool # DH0822, 7.50%, 4/20/2055	1,480,335	1,578,202
Pool # DJ6103, 6.50%, 5/20/2055	1,725,808	1,817,926
Pool # DJ6116, 7.00%, 5/20/2055	1,491,934	1,577,352
Pool # DJ6126, 6.50%, 6/20/2055	3,225,892	3,398,080
Pool # DI4920, 5.50%, 7/20/2055	2,985,523	3,035,603
Pool # MB0617, 2.50%, 8/20/2055	6,357,100	5,532,578
Pool # DI4702, 5.50%, 8/20/2055	5,480,209	5,626,034
Pool # DI1028, 6.00%, 8/20/2055	1,005,620	1,039,081
Pool # DI4701, 6.50%, 8/20/2055	4,032,416	4,252,577
Pool # DK7875, 6.50%, 8/20/2055	2,814,676	2,909,909
Pool # DL8785, 6.50%, 8/20/2055	4,987,151	5,198,538
Pool # DM2050, 6.50%, 8/20/2055	1,447,238	1,512,114
Pool # MB0618, 3.00%, 9/20/2055	9,050,011	8,175,749
Pool # DL2983, 6.00%, 9/20/2055	4,988,893	5,179,324
Pool # DL2981, 6.50%, 9/20/2055	1,812,459	1,926,913
Pool # DL2982, 6.50%, 9/20/2055	4,986,011	5,270,410
Pool # DM9161, 6.50%, 9/20/2055	5,106,300	5,403,797
Pool # DM9168, 6.50%, 9/20/2055	4,990,811	5,281,580
Pool # DM2067, 5.50%, 10/20/2055	2,405,177	2,439,239
Pool # DN0965, 5.50%, 10/20/2055	2,484,066	2,537,949
Pool # DM2070, 6.00%, 10/20/2055	3,343,072	3,443,064
Pool # DN0966, 6.00%, 10/20/2055	2,946,434	3,048,990
Pool # DN6001, 6.50%, 10/20/2055	3,496,174	3,699,871
Pool # MB0740, 2.50%, 11/20/2055	7,694,530	6,685,741
GNMA II, Other
Pool # AD0019, 3.50%, 2/20/2033	624,684	611,169
Pool # 787496, 6.00%, 7/20/2064	397,347	405,468
Pool # 787826, 4.00%, 1/20/2065	1,763,845	1,665,257
Total Mortgage-Backed Securities (Cost $830,816,525)		846,752,105
Asset-Backed Securities — 17.5%
American Airlines Pass-Through Trust Series 2016-1, Class A, 4.10%, 1/15/2028	6,290,042	6,209,789

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
American Credit Acceptance Receivables Trust Series 2023-4, Class C, 6.99%, 9/12/2030 (d)	314,971	317,537
AMSR Trust
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (d)	1,000,000	943,626
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (d)	99,606	97,576
Series 2021-SFR2, Class B, 1.78%, 8/17/2038 (d)	711,112	695,833
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (d)	705,000	686,393
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (d)	785,000	763,867
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (d)	2,000,000	1,946,131
Series 2021-SFR4, Class E2, 3.01%, 12/17/2038 (d)	3,500,000	3,399,543
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (d)	1,000,000	975,003
Series 2023-SFR1, Class E1, 4.00%, 4/17/2040 (d)	520,000	505,821
Series 2023-SFR1, Class E2, 4.00%, 4/17/2040 (d)	3,000,000	2,908,712
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (d)	700,000	671,957
Series 2023-SFR2, Class E2, 3.95%, 6/17/2040 (d)	1,530,000	1,461,342
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	1,097,000	1,057,968
Series 2025-SFR1, Class D, 3.66%, 6/17/2042 (d)	1,750,000	1,648,937
Series 2025-SFR1, Class E1, 3.66%, 6/17/2042 (d)	1,750,000	1,626,409
Series 2025-SFR2, Class D, 4.28%, 11/17/2042 (d)	3,417,000	3,294,814
Ansley Park Capital LLC Series 2025-A, Class D, 5.33%, 4/20/2035 (d)	3,650,000	3,668,884
Aqua Finance Issuer Trust
Series 2025-A, Class C, 5.81%, 12/19/2050 (d)	1,884,995	1,913,161
Series 2025-B, Class B, 5.04%, 5/17/2051 (d)	2,475,000	2,505,374
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (d)	3,352,305	3,281,841
Series 2019-A, Class C, 4.01%, 7/16/2040 (d)	429,514	421,688
Series 2021-A, Class B, 2.40%, 7/17/2046 (d)	1,525,000	1,424,786
Series 2021-A, Class C, 3.14%, 7/17/2046 (d)	6,500,000	6,014,452
Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	217,656	211,162
Avis Budget Rental Car Funding AESOP LLC
Series 2025-1A, Class C, 5.87%, 8/20/2029 (d)	2,000,000	2,041,574
Series 2025-3A, Class C, 4.95%, 2/20/2030 (d)	1,235,000	1,240,643
Series 2025-2A, Class C, 6.24%, 8/20/2031 (d)	3,500,000	3,643,680
BG Beta Ltd. (Cayman Islands)
6.28%, 7/16/2054 ‡	975,000	1,002,010
7.12%, 7/16/2054 ‡	974,640	994,815
Blue Owl Asset Leasing Trust LLC Series 2024-1A, Class C, 6.38%, 1/15/2031 (d)	1,550,000	1,579,334
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (d)	525,000	511,394
Series 2025-SFR1, Class B, 4.20%, 9/17/2042 (d)	5,170,000	4,979,136
Series 2025-SFR1, Class C, 4.20%, 9/17/2042 (d)	1,395,000	1,326,225
Series 2025-SFR1, Class D, 4.20%, 9/17/2042 (d)	3,495,000	3,290,488
Series 2025-SFR1, Class E, 4.35%, 9/17/2042 (d)	2,450,000	2,288,919
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,564,000	1,579,940
Series 2023-1, Class C, 7.10%, 8/15/2029	350,000	355,797
Series 2024-1, Class D, 6.03%, 11/15/2029	5,000,000	5,063,905
Series 2024-4, Class D, 5.23%, 8/15/2030	1,150,000	1,152,683
Series 2025-1, Class D, 5.64%, 11/15/2030	3,350,000	3,392,193
Series 2025-2, Class D, 5.62%, 3/17/2031	4,080,000	4,123,580

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-3, Class D, 5.27%, 5/15/2031	3,000,000	3,013,521
Series 2025-4, Class D, 5.41%, 8/15/2031	4,889,000	4,902,991
Business Jet Securities LLC
Series 2022-1A, Class B, 5.19%, 6/15/2037 ‡ (d)	1,203,462	1,201,186
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (d)	3,538,218	3,572,457
Series 2024-2A, Class B, 5.75%, 9/15/2039 ‡ (d)	1,730,525	1,730,622
BXG Receivables Note Trust Series 2022-A, Class C, 5.35%, 9/28/2037 (d)	133,717	132,104
CarMax Select Receivables Trust Series 2025-A, Class C, 5.46%, 7/15/2031	5,000,000	5,105,349
Carvana Auto Receivables Trust
Series 2023-N1, Class B, 5.85%, 11/10/2027 (d)	108,284	108,384
Series 2021-P4, Class A4, 1.64%, 12/10/2027	248,920	246,610
Series 2022-P1, Class A4, 3.52%, 2/10/2028	221,218	220,574
Series 2024-N2, Class C, 5.82%, 9/10/2030 (d)	2,085,000	2,129,490
Cascade MH Asset Trust
Series 2019-MH1, Class M, 5.99%, 11/25/2044 (b) (d)	5,200,000	5,022,244
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	3,596,374	3,278,771
Series 2021-MH1, Class M2, 3.69%, 2/25/2046 (d)	3,007,000	2,431,991
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (b) (d)	1,223,633	1,265,527
Series 2024-MH1, Class A2, 6.06%, 11/25/2056 (b) (d)	1,554,000	1,633,245
Series 2024-MH1, Class M1, 6.26%, 11/25/2056 (b) (d)	1,000,000	1,050,731
Series 2024-MH1, Class M2, 6.56%, 11/25/2056 (b) (d)	324,000	340,294
Cherry Securitization Trust
Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	1,375,000	1,384,241
Series 2025-1A, Class A, 6.13%, 11/15/2032 (d)	1,500,000	1,522,359
Consumer Portfolio Services Auto Trust
Series 2025-B, Class D, 5.56%, 7/15/2031 (d)	2,200,000	2,225,412
Series 2025-D, Class C, 4.85%, 2/17/2032 (d)	4,000,000	4,009,172
Continental Finance Credit Card ABS Master Trust
Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	3,160,000	3,207,752
Series 2024-A, Class B, 6.22%, 12/15/2032 (d)	810,000	821,575
Corevest American Finance Trust
Series 2020-2, Class C, 4.70%, 5/15/2052 (b) (d)	525,000	521,980
Series 2020-2, Class E, 4.70%, 5/15/2052 (b) (d)	2,699,000	2,600,884
Series 2020-4, Class E, 3.38%, 12/15/2052 (d)	3,432,000	3,052,433
CoreVest American Finance Trust Series 2017-2, Class M, 5.52%, 12/25/2027 (b) (d)	7,250,000	7,173,222
CPS Auto Receivables Trust Series 2023-D, Class C, 7.17%, 1/15/2030 (d)	400,000	404,691
Credit Acceptance Auto Loan Trust
Series 2023-2A, Class A, 5.92%, 5/16/2033 (d)	207,203	207,632
Series 2024-3A, Class C, 5.39%, 1/16/2035 (d)	5,038,000	5,099,879
Series 2025-1A, Class C, 5.71%, 7/16/2035 (d)	2,800,000	2,864,432
Series 2025-2A, Class B, 4.87%, 1/15/2036 (d)	2,955,000	2,978,463
Series 2025-2A, Class C, 5.38%, 3/17/2036 (d)	9,935,000	10,040,917
Crossroads Asset Trust
Series 2022-A, Class D, 8.99%, 4/21/2031 ‡ (d)	3,000,000	3,028,009
Series 2025-A, Class D, 6.16%, 2/20/2032 (d)	1,680,000	1,705,728
CVS Pass-Through Trust
6.04%, 12/10/2028	275,821	279,803
6.94%, 1/10/2030	223,952	230,997
Deephaven Residential Mortgage Trust Series 2025-CES1, Class A1A, 5.22%, 10/25/2055 (d) (e)	8,100,000	8,118,581

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (d)	1,819,102	1,834,564
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	193,481	198,873
Drive Auto Receivables Trust
Series 2024-2, Class D, 4.94%, 5/17/2032	2,000,000	2,016,453
Series 2025-1, Class D, 5.41%, 9/15/2032	2,900,000	2,939,778
Series 2025-2, Class D, 4.90%, 12/15/2032	4,410,000	4,386,578
DT Auto Owner Trust
Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	1,000,000	1,017,123
Series 2022-2A, Class E, 6.45%, 5/15/2029 (d)	2,000,000	2,017,155
Series 2023-1A, Class E, 10.39%, 1/15/2030 (d)	2,000,000	2,094,021
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (d)	2,523,294	2,528,157
Energy Assets, 8.11%, 8/25/2044 ‡	219,715	225,668
Exeter Automobile Receivables Trust
Series 2025-2A, Class D, 5.89%, 7/15/2031	4,900,000	5,024,910
Series 2025-3A, Class D, 5.57%, 10/15/2031	2,400,000	2,450,160
Series 2025-4A, Class D, 5.23%, 1/15/2032	6,080,000	6,114,165
Series 2025-5A, Class C, 4.68%, 3/15/2032	3,445,000	3,463,699
Series 2025-5A, Class D, 5.16%, 3/15/2032	3,098,000	3,116,899
Exeter Select Automobile Receivables Trust Series 2025-3, Class C, 5.00%, 3/15/2032	5,000,000	5,061,714
FHF Issuer Trust Series 2023-2A, Class B, 7.49%, 11/15/2029 (d)	450,000	458,957
First Investors Auto Owner Trust
Series 2023-1A, Class C, 6.81%, 12/17/2029 (d)	340,000	349,874
Series 2025-1A, Class C, 4.75%, 12/15/2031 (d)	2,410,000	2,420,471
Series 2025-1A, Class D, 5.22%, 12/15/2033 (d)	1,755,000	1,774,944
FirstKey Homes Trust
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (d)	450,000	440,650
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (d)	6,355,000	6,229,611
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (d)	4,000,000	3,920,168
Series 2021-SFR2, Class C, 1.71%, 9/17/2038 (d)	1,000,000	975,475
Series 2022-SFRA, Class A, 3.10%, 3/17/2039 (d)	292,407	287,654
Series 2022-SFRA, Class E1, 4.56%, 3/17/2039 (d)	1,500,000	1,482,893
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (d)	1,600,000	1,590,028
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (d)	7,401,964	7,139,715
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (b) (d)	2,500,000	2,410,380
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (d)	3,022,400	2,926,611
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (b) (d)	3,680,000	3,542,958
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (d)	500,000	502,465
Fortiva Retail Credit Master Note Business Trust
Series 2025-TWO, Class A, 5.92%, 5/15/2031 (d)	6,050,000	6,048,631
Series 2025-TWO, Class B, 6.90%, 5/15/2031 (d)	4,000,000	3,999,752
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 5/15/2041 (d)	495,873	472,256
Series 2023-2A, Class D, 9.10%, 6/15/2049 (d)	434,494	465,116
Series 2024-1A, Class C, 6.53%, 12/15/2049 (d)	399,950	411,198
Series 2024-1A, Class D, 8.13%, 12/15/2049 (d)	1,999,752	2,106,985
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	509,951	511,611
FRTKL
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (d)	3,000,000	2,927,308

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (d)	905,000	883,311
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (d)	1,250,000	1,219,478
Series 2021-SFR1, Class E2, 2.52%, 9/17/2038 (d)	1,150,000	1,121,022
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	447,549	458,374
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.48%, 10/15/2027 (d)	520,298	516,228
Series 2025-1A, Class D, 5.61%, 11/15/2030 (d)	2,900,000	2,944,618
Series 2025-2A, Class D, 5.59%, 1/15/2031 (d)	3,300,000	3,347,572
Series 2024-3A, Class D, 5.53%, 2/18/2031 (d)	1,000,000	1,012,033
Series 2025-3A, Class D, 5.16%, 6/16/2031 (d)	2,310,000	2,310,836
Series 2025-4A, Class D, 5.13%, 8/15/2031 (d)	6,000,000	6,031,717
GLS Auto Select Receivables Trust
Series 2023-2A, Class A3, 6.38%, 2/15/2029 (d)	500,000	508,526
Series 2024-1A, Class C, 5.69%, 3/15/2030 (d)	300,000	306,783
Series 2024-3A, Class B, 5.64%, 8/15/2030 (d)	1,000,000	1,023,782
Series 2024-1A, Class D, 6.43%, 1/15/2031 (d)	295,000	306,226
Series 2025-3A, Class C, 4.94%, 9/15/2031 (d)	1,350,000	1,357,191
Golden Bear LLC Series 2016-1A, Class A, 3.75%, 9/20/2047 ‡ (d)	1,913,237	1,781,431
Goldman Home Improvement Trust Issuer Trust Series 2022-GRN2, Class D, 9.75%, 10/25/2052 ‡ (d)	3,615,442	3,802,791
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (b) (d)	935,743	870,067
Series 2019-1A, Class A, 3.86%, 10/15/2054 ‡ (d)	6,254,993	5,784,504
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (d)	7,804,031	6,762,170
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (d)	1,206,150	1,194,881
Goodgreen Ltd.
Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (d)	415,593	419,126
Series 2024-1A, Class B, 8.12%, 7/15/2056 ‡ (d)	415,631	421,575
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 ‡ (d)	1,742,117	1,598,486
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (d)	1,716,188	1,591,099
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (d)	1,466,864	1,338,778
Series 2020-1A, Class A, 2.63%, 4/15/2055 ‡ (d)	539,688	451,061
Series 2021-1A, Class B, 3.01%, 10/15/2056 ‡ (d)	401,287	302,247
GoodLeap Home Improvement Solutions Trust
Series 2025-1A, Class A, 5.38%, 2/20/2049 (d)	1,382,763	1,404,555
Series 2025-3A, Class A, 5.00%, 10/20/2049 (d)	6,940,000	6,954,687
Granite Park Equipment Leasing LLC
Series 2023-1A, Class A3, 6.46%, 9/20/2032 (d)	133,945	134,923
Series 2023-1A, Class D, 7.00%, 8/22/2033 (d)	350,000	358,468
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (b) (d)	5,550,571	5,596,995
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (d)	1,872,820	1,725,288
Series 2018-1A, Class A2, 4.67%, 9/20/2048 ‡ (d)	2,092,595	2,044,191
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 ‡ (d)	679,240	666,092
Series 2020-1A, Class A, 2.59%, 9/20/2057 ‡ (d)	430,627	375,782
Hilton Grand Vacations Trust
Series 2022-2A, Class B, 4.74%, 1/25/2037 (d)	207,762	207,503
Series 2024-1B, Class B, 5.99%, 9/15/2039 (d)	208,804	212,392

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-3A, Class C, 5.71%, 8/27/2040 (d)	3,417,886	3,469,633
Series 2025-1A, Class C, 5.52%, 5/27/2042 (d)	2,301,473	2,340,081
Series 2025-2A, Class B, 4.73%, 5/25/2044 (d)	2,021,720	2,033,468
Series 2025-2A, Class C, 5.12%, 5/25/2044 (d)	2,072,581	2,093,577
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (d)	2,179,138	2,173,169
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	333,909	339,520
Series 2025-A, Class B, 5.45%, 3/15/2044 (d)	2,893,148	2,929,928
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (d)	3,118,361	3,034,796
Series 2021-2, Class E1, 2.85%, 12/17/2026 (d)	7,335,344	7,138,649
Series 2022-1, Class D, 4.73%, 4/17/2039 (d)	333,848	330,707
Series 2020-2, Class B, 1.98%, 1/17/2041 (d)	1,420,973	1,318,855
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	2,425,934	2,281,268
Series 2020-2, Class E, 3.08%, 1/17/2041 (d)	472,473	439,817
Series 2021-3, Class E1, 3.20%, 1/17/2041 (d)	6,289,458	5,891,363
Hornbeck Offshore, 8.90%, 1/1/2044 ‡	2,988,840	2,988,840
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class B1, 4.84%, 9/20/2033 (d)	5,763,033	5,798,943
Identity Digital Capital LLC, 6.79%, 3/20/2065 ‡	3,500,000	3,551,450
Invitation Homes Trust
Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (d)	1,615,000	1,568,295
Series 2024-SFR1, Class E, 4.50%, 9/17/2041 (d)	1,720,000	1,659,236
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (d)	2,533,727	2,583,421
Series 2022-1, Class B, 7.63%, 8/10/2039 ‡ (d)	2,864,158	2,897,096
Series 2025-1A, Class A2, 7.36%, 12/10/2040 ‡ (d)	1,788,378	1,827,723
Series 2025-2A, Class A1, 5.91%, 1/10/2041 ‡ (d)	1,860,948	1,863,367
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (d)	1,470,000	1,450,740
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (d)	400,000	382,992
Series 2021-1A, Class C, 3.41%, 11/20/2031 (d)	1,900,000	1,821,034
Series 2021-2A, Class B, 2.37%, 4/20/2032 (d)	1,540,000	1,456,464
Series 2024-2A, Class D, 5.69%, 2/21/2034 (d)	2,000,000	2,005,453
Series 2025-1A, Class C, 5.68%, 9/20/2034 (d)	2,250,000	2,291,229
Series 2025-1A, Class D, 6.48%, 9/20/2034 (d)	1,910,000	1,952,000
Series 2025-2A, Class D, 5.98%, 10/20/2034 (d)	3,000,000	3,033,233
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.33%, 3/20/2036 (d)	310,000	300,184
Series 2021-AA, Class C, 2.96%, 3/20/2036 (d)	200,000	193,471
Series 2021-AA, Class D, 3.83%, 3/20/2036 (d)	225,000	217,968
Series 2024-AA, Class D, 6.77%, 9/22/2036 (d)	714,000	731,960
Series 2021-BA, Class C, 2.66%, 11/20/2036 (d)	200,000	190,346
Series 2025-AA, Class C, 5.69%, 5/20/2038 (d)	2,962,000	3,011,552
Series 2025-AA, Class D, 6.54%, 5/20/2038 (d)	4,650,000	4,753,254
Series 2025-BA, Class D, 5.84%, 11/22/2038 (d)	1,235,000	1,244,351
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (d)	171,031	171,881
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A, 6.56%, 7/20/2029 (d)	3,580,000	3,600,924
Series 2024-2A, Class B, 7.43%, 7/20/2029 (d)	2,000,000	2,018,265

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-1A, Class B, 6.16%, 12/22/2031 (d)	7,000,000	6,999,266
Mission Lane Credit Card Master Trust Series 2025-B, Class A, 5.06%, 9/15/2031 (d)	1,750,000	1,763,199
MNR ABS Issuer I LLC, 8.95%, 12/15/2038 ‡	204,248	210,177
Mpire Frn, 8.29%, 9/13/2030 ‡ (d)	3,000,000	3,008,487
MVW LLC
Series 2021-1WA, Class C, 1.94%, 1/22/2041 (d)	69,409	66,697
Series 2025-1A, Class C, 5.75%, 9/22/2042 (d)	2,973,121	3,007,387
Series 2025-2A, Class B, 4.72%, 10/20/2044 (d)	7,844,703	7,873,950
Series 2025-2A, Class C, 4.97%, 10/20/2044 (d)	3,968,000	3,984,989
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (d)	455,000	444,322
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (d)	3,000,000	2,922,687
Nexgen, Inc., 0.00, 11/16/2033‡ (b)	1,154,712	1,154,712
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/20/2055 ‡ (d)	10,885,000	10,931,192
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (d)	604,367	595,655
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (d)	214,002	209,958
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class B, 1.26%, 7/14/2028 (d)	696,736	693,861
Series 2025-1A, Class C, 5.76%, 10/15/2035 (d)	1,000,000	1,035,285
Series 2025-1A, Class D, 6.10%, 7/14/2037 (d)	5,000,000	5,163,559
OneMain Financial Issuance Trust
Series 2020-2A, Class C, 2.76%, 9/14/2035 (d)	3,600,000	3,478,007
Series 2021-1A, Class B, 1.95%, 6/16/2036 (d)	4,700,000	4,439,664
Series 2021-1A, Class D, 2.47%, 6/16/2036 (d)	3,910,000	3,605,452
Oportun Funding Trust
Series 2024-3, Class B, 5.48%, 8/15/2029 (d)	931,000	932,938
Series 2024-3, Class C, 6.25%, 8/15/2029 (d)	1,300,000	1,306,715
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	223,543	219,053
Series 2021-B, Class B, 1.96%, 5/8/2031 (d)	1,373,037	1,347,747
Series 2021-B, Class C, 3.65%, 5/8/2031 (d)	416,404	412,185
Series 2021-C, Class A, 2.18%, 10/8/2031 (d)	1,465,890	1,439,638
Series 2021-C, Class B, 2.67%, 10/8/2031 (d)	585,533	575,876
Series 2021-C, Class C, 3.61%, 10/8/2031 (d)	748,285	738,969
Series 2024-2, Class B, 5.83%, 2/9/2032 (d)	1,000,000	1,002,837
Series 2024-2, Class C, 6.61%, 2/9/2032 (d)	2,083,000	2,096,010
Series 2025-D, Class B, 5.31%, 2/8/2033 (d)	8,105,000	8,107,801
Series 2025-A, Class C, 5.89%, 2/8/2033 (d)	5,710,000	5,711,280
Series 2025-B, Class B, 5.28%, 5/9/2033 (d)	9,250,000	9,268,921
Series 2025-B, Class C, 5.52%, 5/9/2033 (d)	1,000,000	1,001,401
Series 2025-B, Class D, 6.45%, 5/9/2033 (d)	3,000,000	2,992,651
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A, 3.60%, 10/25/2040 (d)	550,000	536,313
Series 2023-1, Class E2, 3.60%, 10/25/2040 (d)	1,100,000	1,011,605
PEAC Solutions Receivables LLC Series 2024-1A, Class A3, 5.64%, 11/20/2030 (d)	1,000,000	1,025,488
Perimeter Master Note Business Trust
Series 2025-1A, Class A, 5.58%, 12/16/2030 (d)	4,000,000	4,023,548
Series 2025-1A, Class B, 6.12%, 12/16/2030 (d)	2,997,000	3,022,243

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
PowerPay Issuance Trust Series 2025-1A, Class A, 5.23%, 11/18/2041 (d)	7,784,360	7,810,397
Progress Residential Series 2021-SFR3, Class A, 1.64%, 5/17/2026 (d)	96,631	95,986
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (d)	700,000	690,701
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (d)	99,129	97,593
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 (d)	1,500,000	1,427,415
Series 2021-SFR7, Class A, 1.69%, 8/17/2040 (d)	415,784	390,596
Series 2023-SFR2, Class D, 4.50%, 10/17/2040 (d)	450,000	443,193
Series 2021-SFR9, Class B, 2.26%, 11/17/2040 (d)	5,000,000	4,705,911
Series 2021-SFR10, Class B, 2.72%, 12/17/2040 (d)	4,177,760	3,979,257
Series 2021-SFR10, Class E1, 3.57%, 12/17/2040 (d)	6,471,902	6,236,786
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	5,776,000	5,536,143
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (d)	8,650,000	8,357,484
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (b) (d)	2,080,000	1,954,382
Series 2022-SFR4, Class A, 4.44%, 5/17/2041 (d)	196,484	196,914
Series 2024-SFR3, Class E1, 4.00%, 6/17/2041 (d)	5,690,000	5,458,406
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (d)	246,000	233,724
Series 2025-SFR1, Class D, 3.65%, 2/17/2042 (d)	4,035,000	3,806,176
Series 2025-SFR1, Class E1, 3.75%, 2/17/2042 (d)	3,750,000	3,524,460
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (d)	2,493,028	2,336,771
Series 2025-SFR3, Class B, 3.39%, 7/17/2042 (d)	2,810,000	2,637,697
Series 2025-SFR6, Class D, 4.00%, 9/17/2042 (c) (d)	4,970,000	4,695,120
Series 2025-SFR5, Class C, 4.00%, 10/17/2042 (d)	1,750,000	1,678,935
Series 2025-SFR5, Class D, 4.00%, 10/17/2042 (d)	4,445,000	4,233,197
Reach ABS Trust
Series 2025-1A, Class C, 5.99%, 8/16/2032 (d)	1,220,000	1,241,074
Series 2025-2A, Class C, 5.69%, 8/18/2032 (d)	5,000,000	5,079,714
Regional Management Issuance Trust
Series 2022-1, Class B, 3.71%, 3/15/2032 (d)	300,000	298,306
Series 2022-1, Class C, 4.46%, 3/15/2032 (d)	3,666,000	3,644,372
Series 2021-2, Class C, 3.23%, 8/15/2033 (d)	1,400,000	1,322,177
Series 2025-1, Class D, 6.58%, 4/17/2034 (d)	2,250,000	2,286,550
Series 2025-2, Class D, 6.01%, 11/16/2037 (d)	4,900,000	4,891,342
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (d)	156,938	147,513
Series 2018-1, Class A, 3.95%, 9/20/2053 ‡ (d)	624,433	591,726
Series 2017-2A, Class A, 3.22%, 9/22/2053 ‡ (d)	328,636	302,530
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (d)	2,338,481	2,337,244
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (d)	5,700,728	5,787,709
Series 2024-2A, Class M, 6.83%, 11/20/2060 ‡ (d)	1,217,767	1,200,929
Series 2024-2A, Class B, 8.22%, 11/20/2060 ‡ (d)	1,334,107	1,344,576
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	600,000	606,601
Series 2024-B, Class A, 5.42%, 11/20/2037 (d)	810,000	826,120
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (d) (e)	3,422,276	3,425,513
Santander Drive Auto Receivables Trust
Series 2022-4, Class C, 5.00%, 11/15/2029	491,730	493,994
Series 2022-5, Class D, 5.67%, 12/16/2030	400,000	403,553
Series 2022-6, Class D, 5.69%, 2/18/2031	400,000	402,861

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-2, Class D, 6.28%, 8/15/2031	3,500,000	3,601,468
Series 2025-4, Class D, 4.95%, 1/15/2032	2,430,000	2,439,430
Series 2024-5, Class D, 5.14%, 2/17/2032	1,392,000	1,402,360
SCF Equipment Leasing LLC
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (d)	154,083	156,080
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	290,000	298,943
Series 2022-2A, Class D, 6.50%, 10/20/2032 (d)	417,358	417,798
Series 2023-1A, Class D, 7.00%, 8/22/2033 (d)	1,799,000	1,888,645
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (d)	1,700,000	1,736,676
Series 2025-1A, Class D, 5.88%, 11/20/2035 (d)	1,557,000	1,605,470
Series 2025-1A, Class E, 6.75%, 11/20/2035 (d)	1,290,000	1,327,890
Series 2025-2A, Class C, 4.82%, 6/20/2036 (d)	4,266,000	4,289,693
Series 2025-2A, Class D, 5.33%, 6/20/2036 (d)	2,745,000	2,743,559
Series 2025-2A, Class E, 6.21%, 6/20/2036 (d)	2,765,000	2,779,655
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class A, 1.35%, 9/20/2038 (d)	34,933	34,687
Series 2021-2A, Class C, 1.95%, 9/20/2038 (d)	10,275	10,194
Series 2023-1A, Class C, 7.00%, 1/20/2040 (d)	173,219	178,205
Series 2022-2A, Class C, 6.36%, 6/20/2040 (d)	154,867	156,388
Series 2024-2A, Class C, 5.83%, 6/20/2041 (d)	361,963	368,242
Series 2024-3A, Class C, 5.32%, 8/20/2041 (d)	836,412	842,458
Series 2025-2A, Class C, 5.32%, 4/20/2044 (d)	1,197,982	1,203,820
Series 2025-3A, Class C, 4.98%, 8/22/2044 (d)	1,740,686	1,744,312
SRT Issuer I LLC, 0.00%, 7/7/2031 ‡ (b)	7,000,000	7,006,450
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (d)	509,543	530,703
Series 2024-1A, Class B, 7.89%, 7/15/2044 (d)	3,286,439	3,520,310
Series 2024-2A, Class B, 6.34%, 2/15/2045 (d)	1,220,000	1,256,328
Series 2025-1A, Class A, 5.05%, 9/15/2045 (d)	1,614,716	1,632,384
Series 2025-1A, Class B, 5.48%, 9/15/2045 (d)	3,347,694	3,395,711
Series 2025-1A, Class C, 6.12%, 9/15/2045 (d)	2,698,141	2,750,027
Tricon American Homes Trust
Series 2020-SFR2, Class C, 2.03%, 11/17/2039 (d)	2,500,000	2,371,826
Series 2020-SFR2, Class E1, 2.73%, 11/17/2039 (d)	500,000	474,057
Tricon Residential Trust
Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (d)	272,000	270,320
Series 2022-SFR2, Class E, 7.51%, 7/17/2040 (d)	1,000,000	1,011,440
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	300,000	299,817
Truist Bank Auto Credit-Linked Notes Series 2025-1, Class B, 4.73%, 9/26/2033 (d)	2,972,526	2,975,092
United Airlines Pass-Through Trust Series 2024-1, Class AA, 5.45%, 2/15/2037	932,694	966,599
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 9/25/2047 ‡ (d)	6,375,000	6,387,508
Upstart Frn, 6.80%, 3/29/2029 ‡ (d)	3,000,000	3,000,000
Upstart Securitization Trust Series 2025-1, Class A, 5.45%, 4/20/2035 (d)	1,444,700	1,453,390
UPX HIL Issuer Trust Series 2025-1, Class A, 5.16%, 1/25/2047 (d)	5,334,781	5,365,913
Verdant Receivables LLC Series 2025-1A, Class B, 5.37%, 5/12/2033 (d)	2,400,000	2,467,235
VFI ABS LLC Series 2025-1A, Class B, 4.97%, 12/24/2030 (d)	1,195,000	1,202,323
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (d) (e)	29,290	29,284
VOLT CII LLC Series 2021-NP11, Class A1, 5.87%, 8/25/2051 (d) (e)	123,002	122,979
Western Funding Auto Loan Trust Series 2025-1, Class D, 5.79%, 1/15/2036 (d)	4,508,000	4,570,139

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Westgate Resorts LLC Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	420,950	427,731
Westlake Automobile Receivables Trust
Series 2023-4A, Class D, 7.19%, 7/16/2029 (d)	350,000	362,244
Series 2025-3A, Class C, 4.68%, 7/15/2031 (d)	2,502,000	2,509,084
Wingspire Equipment Finance LLC
Series 2024-1A, Class C, 5.28%, 9/20/2032 (d)	1,242,000	1,255,887
Series 2025-1A, Class A2, 4.33%, 9/20/2033 (d)	2,570,000	2,571,499
Series 2025-1A, Class C, 4.76%, 9/20/2033 (d)	2,000,000	2,003,630
Wolf Energy Asset Issuer LLC, 5.70%, 7/25/2050 ‡	2,834,377	2,834,377
Total Asset-Backed Securities (Cost $745,611,700)		754,469,728
Corporate Bonds — 14.8%
Aerospace & Defense — 0.3%
Boeing Co. (The)
3.38%, 6/15/2046	4,660,000	3,333,443
3.63%, 3/1/2048	1,450,000	1,050,834
5.81%, 5/1/2050	3,620,000	3,604,986
3.83%, 3/1/2059	1,000,000	705,269
Leidos, Inc. 2.30%, 2/15/2031	1,250,000	1,125,576
Textron, Inc. 5.50%, 5/15/2035	1,200,000	1,251,803
		11,071,911
Banks — 5.6%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (d) (f)	500,000	520,277
AIB Group plc (Ireland)
(SOFR + 1.65%), 5.32%, 5/15/2031 (d) (f)	1,190,000	1,230,372
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (d) (f)	8,170,000	8,688,943
Banco Santander SA (Spain) 5.13%, 11/6/2035	3,200,000	3,226,019
Bank of America Corp.
(SOFR + 1.21%), 2.57%, 10/20/2032 (f)	500,000	453,684
(SOFR + 2.16%), 5.02%, 7/22/2033 (f)	500,000	514,445
(SOFR + 1.65%), 5.47%, 1/23/2035 (f)	11,030,000	11,600,714
(SOFR + 1.31%), 5.51%, 1/24/2036 (f)	5,650,000	5,963,187
(SOFR + 1.93%), 2.68%, 6/19/2041 (f)	2,545,000	1,914,755
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (d) (f)	445,000	463,432
Bank of Montreal (Canada) (SOFRINDX + 1.08%), 4.35%, 9/22/2031 (f)	2,120,000	2,123,371
Banque Federative du Credit Mutuel SA (France) 5.54%, 1/22/2030 (d)	835,000	872,169
Barclays plc (United Kingdom)
(SOFR + 1.91%), 5.34%, 9/10/2035 (f)	1,000,000	1,021,632
(SOFR + 1.59%), 5.79%, 2/25/2036 (f)	1,005,000	1,060,909
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (f)	400,000	410,635
(SOFR + 1.28%), 5.28%, 11/19/2030 (d) (f)	2,810,000	2,894,654
(SOFR + 1.62%), 5.79%, 1/13/2033 (d) (f)	4,383,000	4,623,313
(SOFR + 1.92%), 5.91%, 11/19/2035 (d) (f)	6,000,000	6,275,804
BPCE SA (France)
(SOFR + 1.68%), 5.88%, 1/14/2031 (d) (f)	655,000	685,940
(SOFR + 1.58%), 5.39%, 5/28/2031 (d) (f)	2,155,000	2,221,288

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.59%), 7.00%, 10/19/2034 (d) (f)	1,000,000	1,124,059
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (f)	3,250,000	3,429,262
(SOFR + 2.04%), 6.29%, 1/14/2036 (d) (f)	5,855,000	6,319,693
(SOFR + 1.96%), 6.03%, 5/28/2036 (d) (f)	2,045,000	2,171,594
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (d) (f)	313,000	318,959
(SOFR + 2.77%), 6.84%, 9/13/2034 (d) (f)	448,000	503,326
(SOFR + 2.26%), 6.04%, 6/15/2035 (d) (f)	6,510,000	6,977,692
(SOFR + 1.79%), 5.58%, 7/3/2036 (d) (f)	10,955,000	11,367,010
Citigroup, Inc.
(SOFR + 1.34%), 4.54%, 9/19/2030 (f)	1,026,000	1,035,362
(SOFR + 1.17%), 4.50%, 9/11/2031 (f)	2,000,000	2,014,026
(SOFR + 1.45%), 5.45%, 6/11/2035 (f)	3,275,000	3,420,473
(SOFR + 1.47%), 5.33%, 3/27/2036 (f)	3,755,000	3,874,961
(SOFR + 1.49%), 5.17%, 9/11/2036 (f)	7,500,000	7,653,824
(SOFR + 1.75%), 5.61%, 3/4/2056 (f)	1,000,000	1,017,222
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (d) (f)	2,440,000	2,503,927
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.71%, 1/21/2033 (d) (f)	1,800,000	1,908,695
Credit Agricole SA (France)
(SOFR + 1.46%), 5.22%, 5/27/2031 (d) (f)	1,175,000	1,211,569
(SOFR + 1.36%), 4.82%, 9/25/2033 (d) (f)	2,640,000	2,645,973
(SOFR + 1.74%), 5.86%, 1/9/2036 (d) (f)	1,605,000	1,702,105
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (d) (f)	400,000	417,007
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (d) (f)	4,300,000	4,407,393
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 5.29%, 11/19/2030 (f)	1,480,000	1,530,862
(SOFR + 1.29%), 5.13%, 3/3/2031 (f)	980,000	1,007,104
(SOFR + 1.43%), 5.13%, 11/6/2036 (f)	4,855,000	4,898,691
ING Groep NV (Netherlands) (SOFR + 1.61%), 5.53%, 3/25/2036 (f)	1,000,000	1,046,674
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (d) (f)	5,755,000	5,750,778
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (f)	810,000	832,958
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.94%, 11/4/2036 (f)	4,205,000	4,191,058
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (f)	3,570,000	3,662,535
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (f)	2,180,000	2,237,445
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.10%, 5/13/2031 (f)	2,000,000	2,062,308
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (f)	4,565,000	4,633,105
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (f)	5,550,000	5,750,634
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (f)	792,000	810,293
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (f)	3,085,000	3,175,658
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (f)	480,000	511,057

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Norinchukin Bank (The) (Japan)
4.67%, 9/9/2030 (d)	1,200,000	1,212,793
5.36%, 9/9/2035 (d)	2,660,000	2,719,217
PNC Financial Services Group, Inc. (The)
(SOFR + 1.33%), 4.90%, 5/13/2031 (f)	1,105,000	1,133,043
(SOFR + 1.39%), 5.58%, 1/29/2036 (f)	2,000,000	2,103,281
(SOFR + 1.42%), 5.37%, 7/21/2036 (f)	270,000	279,701
Santander Holdings USA, Inc. (SOFR + 2.14%), 6.34%, 5/31/2035 (f)	5,550,000	5,964,156
Santander UK Group Holdings plc (United Kingdom)
(SOFRINDX + 1.07%), 4.32%, 9/22/2029 (f)	1,535,000	1,536,691
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (f)	680,000	689,596
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (f)	2,050,000	2,146,678
(SOFRINDX + 1.58%), 5.14%, 9/22/2036 (f)	1,510,000	1,509,677
Skandinaviska Enskilda Banken AB (Sweden) 4.50%, 9/3/2030 (d)	1,445,000	1,453,672
Societe Generale SA (France)
5.25%, 2/19/2027 (d)	435,000	439,794
(SOFR + 1.65%), 5.51%, 5/22/2031 (d) (f)	625,000	647,238
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (f)	500,000	452,804
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (d) (f)	2,000,000	1,828,075
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (d) (f)	2,455,000	2,604,127
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (f)	9,214,000	9,761,023
(SOFR + 1.73%), 5.44%, 10/3/2036 (d) (f)	6,000,000	6,062,570
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (d) (f)	580,000	592,892
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.42%, 7/9/2031	400,000	420,613
(SOFR + 1.38%), 4.95%, 7/8/2033 (f)	2,500,000	2,564,953
Truist Financial Corp.
(SOFR + 1.31%), 5.07%, 5/20/2031 (f)	1,070,000	1,101,258
(SOFR + 1.92%), 5.71%, 1/24/2035 (f)	1,615,000	1,707,849
(SOFR + 1.40%), 4.96%, 10/23/2036 (f)	2,425,000	2,412,696
US Bancorp
(SOFR + 1.30%), 5.08%, 5/15/2031 (f)	1,000,000	1,032,816
(SOFR + 1.41%), 5.42%, 2/12/2036 (f)	1,685,000	1,761,843
Wells Fargo & Co.
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	535,000	562,565
(SOFR + 1.38%), 5.21%, 12/3/2035 (f)	4,910,000	5,070,879
(SOFR + 1.74%), 5.61%, 4/23/2036 (f)	12,471,000	13,226,829
(SOFR + 1.34%), 4.89%, 9/15/2036 (f)	790,000	796,788
		238,686,952
Biotechnology — 0.1%
AbbVie, Inc. 4.85%, 6/15/2044	1,000,000	944,165
Amgen, Inc. 5.65%, 3/2/2053	1,664,000	1,671,769
Biogen, Inc. 5.75%, 5/15/2035	770,000	819,105
Gilead Sciences, Inc. 5.60%, 11/15/2064	1,000,000	1,015,025
		4,450,064

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — 1.2%
Deutsche Bank AG (Germany)
(SOFR + 1.21%), 5.37%, 1/10/2029 (f)	2,000,000	2,042,396
(SOFR + 3.18%), 6.72%, 1/18/2029 (f)	175,000	183,465
(SOFR + 1.72%), 5.30%, 5/9/2031 (f)	1,785,000	1,834,429
(SOFR + 1.72%), 3.04%, 5/28/2032 (f)	445,000	409,569
(SOFR + 2.05%), 5.40%, 9/11/2035 (f)	6,235,000	6,388,722
Goldman Sachs Group, Inc. (The)
(SOFR + 1.55%), 5.85%, 4/25/2035 (f)	350,000	375,878
(SOFR + 1.55%), 5.33%, 7/23/2035 (f)	1,070,000	1,110,437
(SOFR + 1.42%), 5.02%, 10/23/2035 (f)	2,000,000	2,031,107
(SOFR + 1.38%), 5.54%, 1/28/2036 (f)	12,305,000	12,894,201
(SOFR + 1.33%), 4.94%, 10/21/2036 (f)	1,905,000	1,912,095
Morgan Stanley
(SOFR + 1.73%), 5.47%, 1/18/2035 (f)	561,000	587,407
(SOFR + 1.42%), 5.59%, 1/18/2036 (f)	10,000,000	10,555,740
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (f)	820,000	822,657
(SOFR + 1.49%), 3.22%, 4/22/2042 (f)	1,200,000	948,463
State Street Corp. (SOFR + 1.22%), 4.78%, 10/23/2036 (f)	1,070,000	1,073,584
UBS Group AG (Switzerland)
(SOFR + 1.29%), 4.84%, 11/6/2033 (d) (f)	4,800,000	4,838,522
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (d) (f)	636,000	697,190
(SOFR + 1.76%), 5.58%, 5/9/2036 (d) (f)	2,000,000	2,098,022
(SOFR + 1.34%), 5.01%, 3/23/2037 (d) (f)	1,310,000	1,310,228
(USD SOFR ICE Swap Rate 1 Year + 1.86%), 5.38%, 9/6/2045 (d) (f)	1,000,000	996,318
		53,110,430
Chemicals — 0.2%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	1,059,000	1,079,573
5.42%, 11/15/2048	316,000	301,010
EIDP, Inc. 5.13%, 5/15/2032	1,500,000	1,545,065
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (d)	5,800,000	5,231,247
		8,156,895
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 5.04%, 3/25/2030 (d)	800,000	819,698
Construction & Engineering — 0.0% ^
Quanta Services, Inc. 5.10%, 8/9/2035	1,475,000	1,492,265
Consumer Finance — 0.6%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/30/2032	730,000	676,225
5.00%, 11/15/2035	765,000	760,385
3.85%, 10/29/2041	1,520,000	1,253,169
Aircastle Ltd.
5.25%, 3/15/2030 (d)	755,000	772,596
5.00%, 9/15/2030 (d)	265,000	268,072
Ally Financial, Inc. (SOFR + 2.82%), 6.85%, 1/3/2030 (f)	2,000,000	2,114,646

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (f)	420,000	430,255
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (f)	1,935,000	2,023,561
(SOFR + 1.24%), 4.80%, 10/24/2036 (f)	1,535,000	1,527,305
Avolon Holdings Funding Ltd. (Ireland)
4.95%, 1/15/2028 (d)	1,500,000	1,516,845
5.15%, 1/15/2030 (d)	3,732,000	3,794,586
4.95%, 10/15/2032 (d)	5,000,000	4,952,875
Capital One Financial Corp. (SOFR + 1.63%), 5.20%, 9/11/2036 (f)	4,875,000	4,866,399
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (d)	1,160,000	1,180,816
5.15%, 3/17/2030 (d)	484,000	490,918
6.50%, 3/26/2031 (d)	500,000	536,140
		27,164,793
Consumer Staples Distribution & Retail — 0.0% ^
CVS Pass-Through Trust 7.51%, 1/10/2032 (d)	383,956	409,444
Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030	1,645,000	1,688,202
Packaging Corp. of America 5.20%, 8/15/2035	1,005,000	1,030,042
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	755,000	780,570
		3,498,814
Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/2030	2,990,000	3,009,624
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
4.55%, 11/1/2032	1,685,000	1,688,079
3.55%, 9/15/2055	3,275,000	2,244,376
3.80%, 12/1/2057	1,005,000	713,935
Verizon Communications, Inc. 2.99%, 10/30/2056	1,440,000	879,755
		5,526,145
Electric Utilities — 1.3%
Duke Energy Corp. 5.70%, 9/15/2055	1,110,000	1,107,728
Emera US Finance LP (Canada) 4.75%, 6/15/2046	5,585,000	4,825,766
Enel Finance International NV (Italy)
5.50%, 6/26/2034 (d)	350,000	365,737
5.00%, 9/30/2035 (d)	1,425,000	1,421,778
Entergy Louisiana LLC 5.80%, 3/15/2055	440,000	452,465
Entergy Texas, Inc. 5.55%, 9/15/2054	564,000	557,061
Evergy Missouri West, Inc. 5.25%, 12/15/2035 (d)	750,000	761,549
Exelon Corp. 5.88%, 3/15/2055	1,000,000	1,023,978
Florida Power & Light Co. 5.80%, 3/15/2065	490,000	513,750
ITC Holdings Corp. 5.30%, 7/1/2043	2,435,000	2,371,565
NextEra Energy Capital Holdings, Inc. 5.90%, 3/15/2055	1,415,000	1,455,752
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (d)	720,000	742,476
NRG Energy, Inc. 5.41%, 10/15/2035 (d)	6,325,000	6,333,039
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	450,000	448,839

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Oncor Electric Delivery Co. LLC
5.30%, 6/1/2042	650,000	644,434
5.80%, 4/1/2055 (d)	1,000,000	1,027,544
Pacific Gas and Electric Co.
5.70%, 3/1/2035	1,695,000	1,753,040
6.00%, 8/15/2035	640,000	676,146
4.50%, 7/1/2040	955,000	839,455
3.75%, 8/15/2042 (e)	3,000,000	2,299,314
4.30%, 3/15/2045	745,000	600,848
6.75%, 1/15/2053	1,500,000	1,628,082
6.10%, 10/15/2055	2,600,000	2,615,259
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	290,000	298,916
Series A-3, 5.53%, 6/1/2049	345,000	352,616
Public Service Co. of Oklahoma 5.45%, 1/15/2036	2,470,000	2,545,172
SCE Recovery Funding LLC 5.34%, 3/15/2045	1,535,000	1,557,838
Southern California Edison Co.
5.75%, 4/15/2054	4,550,000	4,372,385
5.90%, 3/1/2055	695,000	684,511
Virginia Electric and Power Co. 5.65%, 3/15/2055	1,500,000	1,502,763
Vistra Operations Co. LLC
4.60%, 10/15/2030 (d)	1,994,000	1,989,754
6.00%, 4/15/2034 (d)	2,421,000	2,555,402
5.70%, 12/30/2034 (d)	2,145,000	2,215,929
5.25%, 10/15/2035 (d)	3,920,000	3,909,730
		56,450,621
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. 5.30%, 11/15/2055	2,110,000	2,055,445
Financial Services — 0.8%
BG Beta I Ltd. (Cayman Islands) 0.00%, 7/16/2054 ‡ (b)	4,015,820	4,015,820
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	5,895,295	5,895,295
Fiserv, Inc.
5.15%, 8/12/2034	400,000	398,106
5.25%, 8/11/2035	925,000	928,066
Global Payments, Inc.
5.20%, 11/15/2032	4,675,000	4,690,940
5.55%, 11/15/2035	1,570,000	1,568,713
Goodleap LLC Class A, 0.00%, 7/15/2038 ‡	6,743,507	6,989,545
Nationwide Building Society (United Kingdom) (SOFR + 1.65%), 5.54%, 7/14/2036 (d) (f)	1,200,000	1,245,245
NTT Finance Corp. (Japan)
5.14%, 7/2/2031 (d)	400,000	412,939
5.17%, 7/16/2032 (d)	3,500,000	3,609,203
5.50%, 7/16/2035 (d)	765,000	799,388
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	3,004,386	3,004,386
		33,557,646

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — 0.2%
Bunge Ltd. Finance Corp.
4.65%, 9/17/2034	751,000	743,137
5.15%, 8/4/2035	1,220,000	1,249,653
JBS USA Holding Lux SARL
6.50%, 12/1/2052	3,555,000	3,714,692
6.38%, 4/15/2066 (d)	2,020,000	2,055,485
JBS USA LUX SARL 6.38%, 2/25/2055 (d)	585,000	605,004
Mars, Inc. 5.65%, 5/1/2045 (d)	1,310,000	1,340,431
		9,708,402
Gas Utilities — 0.0% ^
Atmos Energy Corp. 5.00%, 12/15/2054	629,000	584,488
Ground Transportation — 0.0% ^
Canadian Pacific Railway Co. (Canada) 4.80%, 8/1/2045	700,000	649,633
SMBC Aviation Capital Finance DAC (Ireland) 5.25%, 11/26/2035 (d)	700,000	703,609
		1,353,242
Health Care Equipment & Supplies — 0.1%
Solventum Corp. 5.60%, 3/23/2034	2,503,000	2,615,709
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	2,065,000	2,158,376
		4,774,085
Health Care Providers & Services — 0.6%
Aetna, Inc. 4.75%, 3/15/2044	1,000,000	882,475
Cardinal Health, Inc. 5.15%, 9/15/2035	2,165,000	2,211,893
Cencora, Inc. 5.15%, 2/15/2035	775,000	797,964
Cigna Group (The) 5.25%, 1/15/2036	2,800,000	2,871,082
HCA, Inc.
5.75%, 3/1/2035	3,195,000	3,373,765
4.90%, 11/15/2035	1,530,000	1,524,179
4.63%, 3/15/2052	1,435,000	1,199,247
5.95%, 9/15/2054	2,400,000	2,416,081
6.20%, 3/1/2055	2,000,000	2,084,140
6.10%, 4/1/2064	825,000	839,044
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	5,437,247	5,437,247
UnitedHealth Group, Inc.
5.70%, 10/15/2040	400,000	422,093
5.63%, 7/15/2054	670,000	671,210
		24,730,420
Health Care REITs — 0.1%
Healthpeak OP LLC 5.38%, 2/15/2035	1,135,000	1,167,355
Ventas Realty LP 5.00%, 1/15/2035	1,000,000	1,005,519
		2,172,874
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5.80%, 3/15/2032	3,440,000	3,534,390

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
Constellation Energy Generation LLC
5.75%, 10/1/2041	455,000	468,287
5.60%, 6/15/2042	850,000	861,085
		4,863,762
Insurance — 0.1%
Brown & Brown, Inc.
5.25%, 6/23/2032	1,615,000	1,653,508
6.25%, 6/23/2055	3,490,000	3,656,397
Corebridge Global Funding 4.90%, 8/21/2032 (d)	560,000	565,569
		5,875,474
Interactive Media & Services — 0.5%
Meta Platforms, Inc.
4.60%, 11/15/2032	7,410,000	7,520,770
4.88%, 11/15/2035	4,610,000	4,659,964
5.50%, 11/15/2045	5,430,000	5,431,771
5.40%, 8/15/2054	1,500,000	1,454,838
5.63%, 11/15/2055	4,165,000	4,154,449
		23,221,792
Media — 0.4%
Charter Communications Operating LLC
4.40%, 4/1/2033	1,000,000	942,738
5.85%, 12/1/2035	1,000,000	1,002,273
3.50%, 3/1/2042	700,000	491,298
5.38%, 5/1/2047	1,835,000	1,539,217
3.70%, 4/1/2051	950,000	611,353
3.90%, 6/1/2052	4,000,000	2,625,980
Comcast Corp.
5.30%, 6/1/2034	500,000	516,404
5.17%, 1/15/2037 (d)	1,189,000	1,187,432
3.25%, 11/1/2039	1,210,000	961,147
3.40%, 7/15/2046	5,000,000	3,551,923
4.00%, 11/1/2049	2,785,000	2,104,739
2.94%, 11/1/2056	1,830,000	1,062,146
		16,596,650
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa)
2.63%, 9/10/2030 (d)	1,200,000	1,110,720
5.75%, 4/5/2034 (d)	2,035,000	2,144,880
Glencore Funding LLC (Australia) 5.63%, 4/4/2034 (d)	2,000,000	2,098,407
		5,354,007
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Resurgent 6.78%, 7/1/2030 ‡	3,000,000	3,000,000
Multi-Utilities — 0.2%
Puget Energy, Inc. 5.73%, 3/15/2035	5,985,000	6,173,969

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
Southern Co. Gas Capital Corp.
Series B, 5.10%, 9/15/2035	1,205,000	1,219,404
5.88%, 3/15/2041	1,000,000	1,045,787
		8,439,160
Oil, Gas & Consumable Fuels — 0.9%
APA Infrastructure Ltd. (Australia) 5.75%, 9/16/2044 (d)	1,487,000	1,506,775
BG Energy Capital plc 5.13%, 10/15/2041 (d)	1,500,000	1,463,316
Cheniere Energy Partners LP 5.55%, 10/30/2035 (d)	560,000	576,132
Cheniere Energy, Inc. 5.65%, 4/15/2034	570,000	594,470
Columbia Pipelines Operating Co. LLC 5.70%, 10/1/2054 (d)	2,230,000	2,147,624
ConocoPhillips Co. 5.50%, 1/15/2055	680,000	664,719
Coterra Energy, Inc.
5.40%, 2/15/2035	1,300,000	1,326,139
5.90%, 2/15/2055	2,275,000	2,215,866
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	600,000	591,368
6.20%, 1/15/2055	695,000	731,003
Enbridge, Inc. (Canada) 5.63%, 4/5/2034	890,000	934,674
Energy Transfer LP
5.60%, 9/1/2034	400,000	414,461
5.70%, 4/1/2035	2,000,000	2,079,927
5.15%, 3/15/2045	1,510,000	1,350,117
Enterprise Products Operating LLC 5.55%, 2/16/2055	470,000	465,363
Hess Corp. 5.60%, 2/15/2041	1,500,000	1,570,693
Kinder Morgan Energy Partners LP 5.50%, 3/1/2044	3,980,000	3,878,553
Kinder Morgan, Inc. 3.25%, 8/1/2050	615,000	410,350
MPLX LP
5.40%, 4/1/2035	1,440,000	1,460,386
5.95%, 4/1/2055	365,000	357,731
ONEOK, Inc.
5.45%, 6/1/2047	1,480,000	1,363,860
4.95%, 7/13/2047	500,000	443,620
Pioneer Natural Resources Co. 2.15%, 1/15/2031	6,001,000	5,455,192
Plains All American Pipeline LP
5.95%, 6/15/2035	665,000	697,459
4.90%, 2/15/2045	450,000	395,560
Targa Resources Corp.
4.90%, 9/15/2030	3,247,000	3,311,767
5.50%, 2/15/2035	415,000	425,481
TotalEnergies Capital SA (France) 5.28%, 9/10/2054	1,000,000	961,675
		37,794,281
Pharmaceuticals — 0.0% ^
Bristol-Myers Squibb Co. 2.55%, 11/13/2050	1,150,000	698,739
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 2.50%, 10/15/2031 (d)	800,000	720,958

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Residential REITs — 0.1%
Essex Portfolio LP
5.50%, 4/1/2034	525,000	547,749
5.38%, 4/1/2035	1,700,000	1,768,859
		2,316,608
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc.
4.80%, 2/15/2036	507,000	508,192
3.50%, 2/15/2041	6,155,000	5,114,989
Intel Corp. 5.70%, 2/10/2053	915,000	877,120
Marvell Technology, Inc.
4.75%, 7/15/2030	1,830,000	1,857,198
5.45%, 7/15/2035	4,487,000	4,636,949
		12,994,448
Software — 0.2%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	879,000	884,455
Oracle Corp.
4.80%, 9/26/2032	1,000,000	983,104
5.88%, 9/26/2045	465,000	438,456
3.60%, 4/1/2050	4,500,000	2,976,699
4.38%, 5/15/2055	5,000,000	3,662,324
Synopsys, Inc. 5.70%, 4/1/2055	785,000	786,910
		9,731,948
Specialized REITs — 0.0% ^
American Tower Corp. 3.70%, 10/15/2049	900,000	675,522
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 4.20%, 4/1/2043	1,000,000	878,641
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC 5.30%, 4/1/2032	1,990,000	2,055,968
Tobacco — 0.0% ^
Philip Morris International, Inc. 3.88%, 8/21/2042	590,000	492,323
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (d)	545,000	554,317
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc.
3.00%, 2/15/2041	595,000	448,894
3.40%, 10/15/2052	6,385,000	4,390,633
5.50%, 1/15/2055	964,000	931,768
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	400,000	394,492
		6,165,787
Total Corporate Bonds (Cost $623,473,511)		635,214,643
Collateralized Mortgage Obligations — 7.7%
ABL Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (d) (e)	3,715,000	3,728,347

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Anchor Mortgage Trust
Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (d) (e)	5,270,000	5,287,429
Series 2025-RTL1, Class A2, 6.36%, 5/25/2040 (d) (e)	1,430,000	1,439,590
Brean Asset-Backed Securities Trust
Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (d)	1,580,103	1,574,045
Series 2025-RM11, Class A1, 4.75%, 5/25/2065 ‡ (b) (d)	3,651,356	3,606,053
Series 2025-RM12, Class A1, 4.50%, 7/25/2065 ‡ (d)	4,620,000	4,518,634
Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (d)	3,890,409	3,770,963
Series 2023-RM7, Class A1, 4.50%, 3/25/2078 ‡ (b) (d)	6,843,195	6,756,875
BVRT LLC Series 2025-1, Class C, 4.19%, 5/10/2033 ‡ (b) (d)	2,573,686	2,450,971
CAFL Issuer LP
Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (d) (e)	4,600,000	4,638,334
Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 ‡ (d) (e)	6,745,000	6,698,026
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 ‡ (d) (e)	1,720,000	1,738,183
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 6/25/2034 ‡ (b) (d)	1,000,000	963,068
Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (b) (d)	2,470,000	2,425,385
Series 2024-HB15, Class M2, 4.00%, 8/25/2034 ‡ (b) (d)	300,000	292,654
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (d) (e)	2,000,000	2,017,662
EQV Abs Issuer I LLC, 5.85%, 12/15/2040 ‡	2,763,760	2,776,197
FARM Mortgage Trust Series 2021-1, Class A, 2.18%, 1/25/2051 (b) (d)	1,113,682	908,526
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class HT, 3.00%, 8/25/2056 (e)	634,667	566,533
Series 2018-1, Class M60C, 3.50%, 5/25/2057	239,331	224,152
Series 2017-4, Class HT, 3.25%, 6/25/2057 (e)	2,744,203	2,518,024
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,057,536	988,889
Series 2017-4, Class MT, 3.50%, 6/25/2057	3,750	3,439
Series 2018-3, Class MA, 3.50%, 8/25/2057 (b)	10,509,823	10,237,175
Series 2018-2, Class MZ, 3.50%, 11/25/2057	5,198,719	4,165,415
Series 2019-1, Class MA, 3.50%, 7/25/2058	712,709	695,045
Series 2019-1, Class MT, 3.50%, 7/25/2058	457,531	413,266
Series 2019-2, Class HT, 3.00%, 8/25/2058	528,048	466,385
Series 2019-3, Class MT, 3.50%, 10/25/2058	669,053	605,547
Series 2019-3, Class M55D, 4.00%, 10/25/2058	5,125,098	4,863,922
Series 2019-4, Class HT, 3.00%, 2/25/2059	597,270	520,517
Series 2019-4, Class MA, 3.00%, 2/25/2059	5,495,344	5,177,033
Series 2019-4, Class MV, 3.00%, 2/25/2059	2,400,177	2,141,322
Series 2020-3, Class MTU, 2.50%, 5/25/2060	5,225,252	4,362,474
Series 2021-1, Class MTU, 2.50%, 9/25/2060	619,464	511,977
Series 2021-2, Class MTU, 2.50%, 11/25/2060	666,821	550,630
Series 2022-1, Class MTU, 3.25%, 11/25/2061	3,045,503	2,678,051
Series 2022-2, Class MA, 3.00%, 4/25/2062	2,628,840	2,400,438
Series 2022-2, Class M5TU, 4.00%, 4/25/2062	1,249,464	1,179,600
FHLMC, REMIC
Series 4016, Class KZ, 4.00%, 3/15/2042	246,301	240,687
Series 5073, Class GA, 1.50%, 8/25/2044	949,305	810,783
Series 5027, Class JA, 2.00%, 10/25/2044	129,753	120,846
Series 4487, Class TL, 3.00%, 5/15/2045	1,000,000	928,639
Series 4585, Class DA, 3.00%, 6/15/2045	209,510	200,448

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 4480, Class NB, 3.50%, 6/15/2045	500,000	442,763
Series 4710, Class JE, 2.75%, 6/15/2047	537,805	488,740
Series 5202, Class BH, 2.00%, 12/25/2047	633,597	589,351
Series 5195, Class CA, 2.50%, 12/25/2047	2,592,357	2,375,606
Series 5149, Class HB, 1.25%, 8/25/2048	548,631	449,248
Series 4994, Class LI, IO, 4.00%, 12/25/2048	141,689	27,282
Series 4913, Class UA, 3.00%, 3/15/2049	769,083	701,858
Series 4863, Class H, 7.00%, 3/15/2049	452,810	491,846
Series 4896, Class CG, 3.50%, 4/15/2049	286,160	276,358
Series 5141, Class PA, 1.00%, 4/25/2050	284,222	239,882
Series 5000, Class EA, 1.00%, 7/25/2050	716,779	558,729
Series 5023, Class TE, 1.00%, 10/25/2050	2,698,730	2,090,596
Series 5088, Class MP, 1.00%, 12/25/2050	446,946	356,214
Series 5063, Class LC, 0.75%, 1/25/2051	466,960	367,057
Series 5132, Class EB, 1.25%, 8/25/2051	905,618	711,287
Series 5224, Class HL, 4.00%, 4/25/2052	1,700,000	1,603,089
Series 5438, PO, 9/25/2053	3,499,720	2,913,251
Series 4862, Class NO, PO, 8/15/2057	1,770,959	1,132,599
FHLMC, STRIPS
Series 276, Class 20, 2.00%, 9/15/2042	219,777	195,708
Series 326, Class 350, 3.50%, 3/15/2044	447,691	421,337
FNMA Trust, Whole Loan Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	720,708	754,912
FNMA, REMIC
Series 2012-4, Class NB, 4.00%, 2/25/2042	238,128	232,662
Series 2012-28, Class PT, 4.00%, 3/25/2042	726,748	720,020
Series 2013-9, Class CB, 5.50%, 4/25/2042	625,539	648,768
Series 2012-124, Class PA, 2.50%, 7/25/2042	91,146	85,999
Series 2012-130, Class DC, 3.00%, 12/25/2042	280,497	261,051
Series 2015-92, Class GZ, 3.00%, 4/25/2043	1,228,846	1,092,143
Series 2017-87, Class EA, 3.00%, 4/25/2044	234,099	217,328
Series 2018-75, Class LA, 3.00%, 2/25/2048	1,384,636	1,318,425
Series 2019-60, Class DA, 2.50%, 3/25/2049	168,282	152,852
Series 2019-12, Class BA, 3.00%, 4/25/2049	249,311	227,394
Series 2021-91, Class GB, 1.75%, 7/25/2049	6,268,369	5,370,837
Series 2020-50, Class A, 2.00%, 7/25/2050	404,669	343,296
Series 2020-54, Class UB, 5.00%, 7/25/2050	122,074	123,310
Series 2020-70, Class AD, 1.50%, 10/25/2050	288,290	232,106
Series 2021-95, Class GA, 1.88%, 3/25/2051	4,240,052	3,576,959
Series 2021-27, Class EC, 1.50%, 5/25/2051	134,567	111,484
Series 2022-12, Class GE, 2.50%, 3/25/2052	5,868,675	5,496,707
Series 2023-40, PO, 9/25/2053	3,632,582	3,093,311
Series 2025-18, Class MA, 0.50%, 9/25/2054	7,748,689	6,617,840
Series 2025-31, Class MA, 0.50%, 9/25/2054	4,307,398	3,643,442
Series 2025-29, Class LA, 2.00%, 5/25/2055	3,357,567	2,984,752
Series 2025-52, Class BT, 2.00%, 7/25/2055	10,628,892	9,251,375
Series 2020-10, Class DA, 3.50%, 3/25/2060	4,289,347	3,928,553
GNMA
Series 2012-13, Class FQ, 4.39%, 1/20/2038 (b)	288,726	288,491
Series 2019-83, Class YA, 4.76%, 6/20/2040 (b)	158,037	161,843

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2013-91, Class WA, 4.41%, 4/20/2043 (b)	212,002	205,846
Series 2021-50, Class LD, 1.50%, 1/20/2048	859,009	753,038
Series 2020-47, Class CE, 1.50%, 1/20/2049	3,294,671	2,934,722
Series 2020-15, Class CB, 2.50%, 2/20/2050	1,274,387	1,136,749
Series 2021-66, Class QA, 1.00%, 3/20/2050	439,770	344,077
Series 2020-65, Class KC, 1.00%, 5/20/2050	418,070	331,097
Series 2025-6, Class A, 3.50%, 11/20/2050	4,548,578	4,366,002
Series 2020-191, Class CT, 1.25%, 12/20/2050	3,151,536	2,484,818
Series 2021-16, Class JB, 1.50%, 1/20/2051	637,417	542,002
Series 2021-44, Class QM, 1.75%, 3/20/2051	4,348,632	3,531,218
Series 2024-197, Class BN, 3.00%, 5/20/2051	8,851,604	8,308,248
Series 2021-97, Class FA, 3.00%, 6/20/2051 (b)	318,102	278,095
Series 2022-9, Class P, 2.00%, 9/20/2051	779,624	698,780
Series 2021-188, Class PA, 2.00%, 10/20/2051	5,359,934	4,477,229
Series 2023-19, Class WB, 5.64%, 11/20/2051 (b)	571,513	593,360
Series 2022-34, Class PN, 3.00%, 2/20/2052	844,341	801,467
Series 2022-179, Class WE, IF, 5.25%, 10/20/2052 (b)	2,292,338	2,293,398
Series 2022-190, Class LS, IF, 3.75%, 11/20/2052 (b)	5,399,523	5,199,991
Series 2023-53, Class SL, IF, 4.30%, 4/20/2053 (b)	2,991,375	2,904,168
Series 2023-70, Class WS, IF, 4.04%, 5/20/2053 (b)	4,862,369	4,678,455
Series 2023-115, Class TS, IF, 6.60%, 6/20/2053 (b)	2,228,468	2,317,815
Series 2023-101, Class S, IF, 3.70%, 7/20/2053 (b)	1,697,658	1,568,709
Series 2023-146, Class GO, PO, 10/20/2053	4,033,133	3,227,761
Series 2024-164, Class LO, PO, 6/20/2054	3,036,184	2,475,027
Series 2024-164, Class AO, PO, 10/20/2054	2,496,900	2,012,408
Series 2025-105, Class SM, IF, 4.30%, 6/20/2055 (b)	4,414,979	4,312,304
Series 2022-215, Class TN, 4.00%, 12/20/2062	4,465,324	4,250,674
Series 2024-64, Class EO, PO, 4/20/2064	12,691,062	11,204,896
Series 2017-H08, Class EI, IO, 2.38%, 2/20/2067 (b)	10,457,413	393,775
GS Mortgage-Backed Securities Trust
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (d) (e)	767,047	756,054
Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (d) (e)	2,331,664	2,281,480
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (d) (e)	1,430,000	1,434,502
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (e)	1,100,000	1,101,156
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (d) (e)	1,900,000	1,911,413
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (b) (d)	3,500,000	3,522,342
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (d) (e)	6,550,000	6,562,585
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (d) (e)	2,500,000	2,526,782
Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (b) (d)	1,566,033	1,513,043
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (e)	4,480,000	4,504,989
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (e)	8,000,000	8,059,961
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (e)	550,000	550,866
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (b) (d)	1,534,952	1,484,201
PRPM LLC
Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (d) (e)	134,087	132,761
Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (d) (e)	135,961	134,377

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2024-RPL1, Class A1, 4.20%, 12/25/2064 (d) (e)	5,242,394	5,183,674
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 9/25/2029 (b) (d)	772,000	780,994
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU, 3.25%, 11/25/2064	3,146,883	2,759,102
Series 2025-2, Class MTU, 3.25%, 6/25/2065	4,361,009	3,767,143
Series 2025-2, Class TTW, 4.25%, 6/25/2065	5,688,226	5,613,735
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1, 3.00%, 5/25/2035	6,300,172	5,883,980
Series 2025-2, Class A1, 3.00%, 10/25/2035	13,835,304	13,035,920
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (d)	5,468,706	5,012,225
Vendee Mortgage Trust
Series 2010-1, Class DZ, 4.25%, 4/15/2040	1,514,427	1,483,144
Series 2011-1, Class DZ, 3.75%, 9/15/2046	1,219,289	1,162,825
Total Collateralized Mortgage Obligations (Cost $323,488,680)		330,316,223
Commercial Mortgage-Backed Securities — 6.6%
BAHA Trust Series 2024-MAR, Class A, 6.17%, 12/10/2041 (b) (d)	2,800,000	2,909,325
BAMLL Re-REMIC Trust
Series 2024-FRR4, Class B, 1.06%, 11/27/2048 (b) (d)	10,000,000	10,038,420
Series 2024-FRR3, Class B, 1.45%, 1/27/2050 ‡ (b) (d)	851,000	812,292
Series 2025-FRR5, Class BK86, PO, 11/27/2051 (d)	5,000,000	4,258,735
Series 2025-FRR5, Class B736, 1.95%, 9/27/2052 ‡ (b) (d)	6,000,000	5,843,431
Banc of America Re-REMIC Trust Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (d)	1,000,000	739,256
BBCMS Mortgage Trust Series 2016-ETC, Class D, 3.73%, 8/14/2036 (b) (d)	210,000	198,852
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 3AB, PO, 5/25/2052 ‡ (d)	7,750,000	6,744,796
Series 2019-FRR1, Class 4A, PO, 5/25/2052 ‡ (d)	2,350,000	1,995,322
Series 2019-FRR1, Class 5B13, 2.16%, 5/25/2052 ‡ (b) (d)	6,000,000	5,348,225
Series 2019-FRR1, Class 5A1, 3.42%, 5/25/2052 ‡ (b) (d)	4,000,000	3,780,545
BOFAS Re-REMIC Trust
Series 2025-FRR6, Class B, 1.56%, 11/27/2051 ‡ (b) (d)	6,000,000	5,314,601
Series 2025-FRR6, Class C, 1.56%, 11/27/2051 ‡ (b) (d)	4,000,000	3,440,703
BX Trust
Series 2025-DELC, Class A, 5.51%, 12/15/2030 (b) (c) (d)	3,450,000	3,454,312
Series 2025-DELC, Class D, 6.56%, 12/15/2030 (b) (c) (d)	1,980,000	1,980,000
Series 2025-DELC, Class C, 6.16%, 12/15/2042 ‡	2,265,000	2,265,000
BXP Trust Series 2017-GM, Class E, 3.54%, 6/13/2039 (b) (d)	4,080,000	3,897,071
CSMC OA LLC
Series 2014-USA, Class A1, 3.30%, 9/15/2037 (d)	6,408,073	5,926,585
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (d)	2,000,000	1,849,665
Series 2014-USA, Class B, 4.18%, 9/15/2037 (d)	5,350,000	4,615,140
Series 2014-USA, Class C, 4.34%, 9/15/2037 (d)	750,000	632,046
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class B, 4.85%, 11/10/2042 (b) (d)	3,400,000	3,400,191
Series 2025-GATE2, Class D, 5.63%, 11/10/2042 (b) (d)	3,110,000	3,110,837
DLIC Re-REMIC Trust
Series 2025-FRR1, Class B104, 1.88%, 12/27/2052 ‡ (b) (d)	6,000,000	5,213,083
Series 2025-FRR1, Class A104, 2.57%, 12/27/2052 ‡ (b) (d)	4,000,000	3,639,202
Series 2025-FRR1, Class A111, 2.25%, 4/27/2053 ‡ (b) (d)	7,000,000	6,153,973

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2025-FRR1, Class A120, 2.61%, 9/27/2053 ‡ (b) (d)	5,000,000	4,370,261
FHLMC MSCR Trust
Series 2024-MN9, Class M1, 6.49%, 10/25/2044 (b) (d)	892,525	902,405
Series 2025-MN10, Class M1, 6.25%, 2/25/2045 (b) (d)	1,585,000	1,572,392
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL06, Class XFX, IO, 1.46%, 12/25/2029 (b)	4,914,827	225,816
Series KJ40, Class A2, 3.69%, 11/25/2030 (b)	335,000	330,975
Series K135, Class AM, 1.91%, 10/25/2031 (b)	1,050,000	929,861
Series KJ44, Class A2, 4.61%, 2/25/2033	500,000	509,388
FNMA ACES
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (b)	1,314	1,310
Series 2020-M53, Class A2, 1.74%, 11/25/2032 (b)	27,000	23,263
Series 2023-M8, Class A1, 4.63%, 11/25/2032 (b)	281,586	286,197
Series 2024-M2, Class A1, 4.77%, 4/25/2033 (b)	764,540	782,903
Series 2021-M8, Class A2, 2.10%, 11/25/2035	5,675,250	5,139,535
FREMF Mortgage Trust
Series 2017-K66, Class B, 4.17%, 7/25/2027 (b) (d)	1,160,000	1,153,189
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (b) (d)	570,000	542,695
Series 2019-KBF3, Class B, 6.82%, 1/25/2029 (b) (d)	171,044	169,986
Series 2019-KL05, Class BP, 4.09%, 6/25/2029 (b) (d)	2,000,000	1,892,306
Series 2019-KS11, Class B, 4.98%, 6/25/2029 (b) (d)	2,952,000	2,858,240
Series 2019-KS12, Class B, 7.12%, 8/25/2029 (b)	2,961,304	2,961,736
Series 2020-KHG2, Class C, 3.17%, 2/25/2030 (b) (d)	2,000,000	1,725,397
Series 2021-KLU3, Class BFX, 4.40%, 1/25/2031 (b) (d)	969,794	906,215
Series 2018-K154, Class B, 4.16%, 11/25/2032 (b) (d)	610,000	542,311
Series 2018-K155, Class B, 4.31%, 4/25/2033 (b) (d)	580,000	517,168
Series 2016-K53, Class C, 4.28%, 3/25/2049 (b) (d)	4,000,000	3,987,118
Series 2016-K55, Class C, 4.31%, 4/25/2049 (b) (d)	1,000,000	994,328
Series 2016-K58, Class C, 3.87%, 9/25/2049 (b) (d)	1,250,000	1,236,860
Series 2017-K68, Class B, 3.97%, 10/25/2049 (b) (d)	3,000,000	2,963,402
Series 2017-K64, Class B, 4.14%, 5/25/2050 (b) (d)	4,455,000	4,421,060
Series 2018-K80, Class B, 4.38%, 8/25/2050 (b) (d)	2,076,000	2,043,801
Series 2017-K71, Class B, 3.88%, 11/25/2050 (b) (d)	100,000	98,427
Series 2017-K71, Class C, 3.88%, 11/25/2050 (b) (d)	3,606,000	3,541,936
Series 2019-K89, Class B, 4.44%, 1/25/2051 (b) (d)	7,000,000	6,997,202
Series 2019-K89, Class C, 4.44%, 1/25/2051 (b) (d)	2,000,000	1,981,181
Series 2019-K87, Class B, 4.47%, 1/25/2051 (b) (d)	9,050,000	9,016,491
Series 2019-K91, Class C, 4.40%, 4/25/2051 (b) (d)	1,795,000	1,768,081
Series 2018-K77, Class B, 4.30%, 5/25/2051 (b) (d)	1,170,000	1,162,468
Series 2018-K77, Class C, 4.30%, 5/25/2051 (b) (d)	1,000,000	988,268
Series 2018-K79, Class C, 4.35%, 7/25/2051 (b) (d)	145,000	142,414
Series 2019-K103, Class B, 3.57%, 12/25/2051 (b) (d)	1,819,000	1,725,093
Series 2019-K102, Class B, 3.65%, 12/25/2051 (b) (d)	375,000	362,375
Series 2019-K102, Class C, 3.65%, 12/25/2051 (b) (d)	4,075,000	3,898,608
Series 2019-K90, Class C, 4.47%, 2/25/2052 (b) (d)	500,000	495,445
Series 2019-K88, Class B, 4.53%, 2/25/2052 (b) (d)	2,000,000	1,993,539
Series 2019-K88, Class C, 4.53%, 2/25/2052 (b) (d)	1,000,000	983,530
Series 2019-K93, Class B, 4.26%, 5/25/2052 (b) (d)	2,000,000	1,980,783
Series 2019-K94, Class C, 4.10%, 7/25/2052 (b) (d)	1,250,000	1,222,744

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-K98, Class B, 3.86%, 10/25/2052 (b) (d)	1,040,000	1,015,618
Series 2019-K98, Class C, 3.86%, 10/25/2052 (b) (d)	9,395,000	9,093,484
Series 2019-K100, Class C, 3.61%, 11/25/2052 (b) (d)	4,707,000	4,491,031
Series 2020-K737, Class B, 3.44%, 1/25/2053 (b) (d)	1,452,000	1,434,053
Series 2020-K737, Class C, 3.44%, 1/25/2053 (b) (d)	4,870,000	4,796,567
Series 2020-K105, Class C, 3.53%, 3/25/2053 (b) (d)	1,651,000	1,576,393
Series 2019-K96, Class C, 3.94%, 8/25/2056 (b) (d)	4,754,000	4,587,415
GAM Re-REMIC Trust
Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (d)	9,000,000	8,471,945
Series 2022-FRR3, Class BK71, 1.95%, 11/27/2050 (b) (d)	8,815,000	8,174,261
Series 2021-FRR1, Class 1C, PO, 11/29/2050 ‡ (d)	2,753,000	2,500,205
Series 2021-FRR1, Class 2A, PO, 11/29/2050 ‡ (d)	580,000	520,701
Series 2021-FRR1, Class 2B, PO, 11/29/2050 ‡ (d)	4,000,000	3,547,686
Series 2022-FRR3, Class BK89, PO, 1/27/2052 ‡ (d)	2,028,000	1,678,356
GNMA
Series 2012-132, Class Z, 2.71%, 6/16/2054 (b)	543,514	405,463
Series 2013-61, Class Z, 2.79%, 10/16/2054 (b)	757,660	579,904
Series 2013-1, Class Z, 2.39%, 1/16/2055 (b)	790,360	519,926
Series 2017-76, Class B, 2.60%, 12/16/2056	623,862	467,064
Series 2017-191, Class B, 2.50%, 7/16/2059 (b)	688,303	420,216
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (d)	2,200,000	1,930,302
Multi-Family Connecticut Avenue Securities Trust
Series 2024-01, Class M7, 6.82%, 7/25/2054 (b) (d)	78,534	79,503
Series 2025-01, Class M1, 6.47%, 5/25/2055 (b) (d)	2,998,696	2,994,287
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (d)	1,000,000	928,495
PRM5 Trust
Series 2025-PRM5, Class B, 4.92%, 3/10/2033 (b) (d)	2,250,000	2,246,750
Series 2025-PRM5, Class C, 5.17%, 3/10/2033 (b) (d)	1,000,000	998,478
Series 2025-PRM5, Class D, 5.81%, 3/10/2033 (b) (d)	1,750,000	1,748,747
PRM7 Trust
Series 2025-PRM7, Class C, 5.11%, 11/10/2042 (b) (d)	1,795,000	1,780,254
Series 2025-PRM7, Class D, 5.85%, 11/10/2042 (b) (d)	4,060,000	4,065,109
RFM Re-REMIC Trust
Series 2022-FRR1, Class AK55, PO, 3/28/2049 (d)	2,000,000	1,964,242
Series 2022-FRR1, Class AB60, 2.33%, 11/8/2049 ‡ (b) (d)	6,930,000	6,697,652
Series 2024-FRR2, Class A100, PO, 11/27/2052 ‡ (d)	2,000,000	1,651,936
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	700,000	721,967
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (d)	2,000,000	2,074,092
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (d)	5,150,000	5,365,749
RWC Commercial Mortgage Trust
Series 2025-1, Class A, 5.01%, 6/25/2040 (d)	6,795,000	6,814,130
Series 2025-1, Class AS, 5.26%, 6/25/2040 (d)	3,295,000	3,311,020
Series 2025-1, Class C, 6.26%, 6/25/2040 (d)	1,536,000	1,544,757
WHARF Commercial Mortgage Trust Series 2025-DC, Class C, 6.23%, 7/15/2040 (b) (d)	2,000,000	2,064,232
Total Commercial Mortgage-Backed Securities (Cost $278,480,904)		283,172,301
Foreign Government Securities — 0.4%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (d)	4,681,000	4,748,360

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
United Mexican States
6.00%, 5/13/2030	474,000	498,056
5.85%, 7/2/2032	1,657,000	1,710,024
5.38%, 3/22/2033	7,174,000	7,156,065
6.88%, 5/13/2037	703,000	757,482
6.63%, 1/29/2038	2,140,000	2,257,700
6.34%, 5/4/2053	730,000	707,589
3.77%, 5/24/2061	1,000,000	625,500
Total Foreign Government Securities (Cost $18,208,007)		18,460,776
	SHARES
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.95% (g) (h) (Cost $89,652,232)	89,652,232	89,652,232
Total Investments — 99.8% (Cost $4,225,011,117)		4,293,966,440
Other Assets in Excess of Liabilities — 0.2%		7,791,180
NET ASSETS — 100.0%		4,301,757,620

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2025.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of November 30, 2025.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2025.
Futures contracts outstanding as of November 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	398	03/20/2026	USD	45,110,813	32,722
U.S. Treasury 10 Year Ultra Note	396	03/20/2026	USD	46,010,250	287,713
U.S. Treasury Long Bond	421	03/20/2026	USD	49,441,188	301,882
U.S. Treasury Ultra Bond	278	03/20/2026	USD	33,620,625	242,797
U.S. Treasury 2 Year Note	520	03/31/2026	USD	108,606,876	(8,897)
U.S. Treasury 5 Year Note	375	03/31/2026	USD	41,162,109	46,527
					902,744

Abbreviations
USD	United States Dollar

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$647,136,554	$107,333,174	$754,469,728
Collateralized Mortgage Obligations	—	292,745,169	37,571,054	330,316,223
Commercial Mortgage-Backed Securities	—	202,443,130	80,729,171	283,172,301
Corporate Bonds
Aerospace & Defense	—	11,071,911	—	11,071,911
Banks	—	238,686,952	—	238,686,952
Biotechnology	—	4,450,064	—	4,450,064
Capital Markets	—	53,110,430	—	53,110,430
Chemicals	—	8,156,895	—	8,156,895
Commercial Services & Supplies	—	819,698	—	819,698
Construction & Engineering	—	1,492,265	—	1,492,265
Consumer Finance	—	27,164,793	—	27,164,793
Consumer Staples Distribution & Retail	—	409,444	—	409,444
Containers & Packaging	—	3,498,814	—	3,498,814
Diversified REITs	—	3,009,624	—	3,009,624
Diversified Telecommunication Services	—	5,526,145	—	5,526,145
Electric Utilities	—	56,450,621	—	56,450,621
Electronic Equipment, Instruments & Components	—	2,055,445	—	2,055,445
Financial Services	—	13,652,600	19,905,046	33,557,646
Food Products	—	9,708,402	—	9,708,402
Gas Utilities	—	584,488	—	584,488
Ground Transportation	—	1,353,242	—	1,353,242
Health Care Equipment & Supplies	—	4,774,085	—	4,774,085
Health Care Providers & Services	—	19,293,173	5,437,247	24,730,420
Health Care REITs	—	2,172,874	—	2,172,874
Independent Power and Renewable Electricity Producers	—	4,863,762	—	4,863,762
Insurance	—	5,875,474	—	5,875,474
Interactive Media & Services	—	23,221,792	—	23,221,792
Media	—	16,596,650	—	16,596,650
Metals & Mining	—	5,354,007	—	5,354,007
Mortgage Real Estate Investment Trusts (REITs)	—	—	3,000,000	3,000,000
Multi-Utilities	—	8,439,160	—	8,439,160
Oil, Gas & Consumable Fuels	—	37,794,281	—	37,794,281
Pharmaceuticals	—	698,739	—	698,739
Real Estate Management & Development	—	720,958	—	720,958
Residential REITs	—	2,316,608	—	2,316,608
Semiconductors & Semiconductor Equipment	—	12,994,448	—	12,994,448
Software	—	9,731,948	—	9,731,948
Specialized REITs	—	675,522	—	675,522
Specialty Retail	—	878,641	—	878,641
Technology Hardware, Storage & Peripherals	—	2,055,968	—	2,055,968
Tobacco	—	492,323	—	492,323
Trading Companies & Distributors	—	554,317	—	554,317
Wireless Telecommunication Services	—	6,165,787	—	6,165,787

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Corporate Bonds	—	606,872,350	28,342,293	635,214,643
Foreign Government Securities	$—	$18,460,776	$—	$18,460,776
Mortgage-Backed Securities	—	839,297,024	7,455,081	846,752,105
U.S. Treasury Obligations	—	1,335,928,432	—	1,335,928,432
Short-Term Investments
Investment Companies	89,652,232	—	—	89,652,232
Total Investments in Securities	$89,652,232	$3,942,883,435	$261,430,773	$4,293,966,440
Appreciation in Other Financial Instruments
Futures Contracts	$911,641	$—	$—	$911,641
Depreciation in Other Financial Instruments
Futures Contracts	$(8,897)	$—	$—	$(8,897)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$902,744	$—	$—	$902,744
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2025
Investments in Securities:
Asset-Backed Securities	$40,204,972	$—	$614,683	$50,129	$70,705,582	$(7,242,192)	$—	$—	$3,000,000	$107,333,174
Collateralized Mortgage Obligations	12,025,803	—	238,471	52,621	31,216,143	(5,961,984)	—	—	—	37,571,054
Commercial Mortgage-Backed Securities	4,530,464	—	740,401	68,161	70,579,093	(3,215,740)	8,026,792	—	—	80,729,171
Corporate Bonds	—	—	43,713	(5,034)	29,134,968	(831,354)	—	—	—	28,342,293
Mortgage-Backed Securities	6,350,657	—	(92,488)	—	7,460,662	(3,263,750)	—	—	(3,000,000)	7,455,081
Total	$63,111,896	$—	$1,544,780	$165,877	$209,096,448	$(20,515,020)	$8,026,792	$—	$—	$261,430,773

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Mortgage-Backed Securities and Asset-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2025, which were valued using significant unobservable inputs (level 3) amounted to $1,544,780.
There were no significant transfers into or out of level 3 for the period ended November 30, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$54,116,789	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (7.52%)
			Yield (Discount Rate of Cash Flows)	5.04% - 8.65% (6.00%)
Asset-Backed Securities	54,116,789
	23,907,677	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	5.14% - 5.54% (5.23%)
Collateralized Mortgage Obligations	23,907,677
	13,353,375	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.56% - 5.71% (5.65%)

Commercial Mortgage-Backed Securities	13,353,375
Total	$91,377,841

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2025, the value of these investments was $170,052,932. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.95% (a) (b)	$80,993,753	$966,643,161	$957,984,682	$—	$—	$89,652,232	89,652,232	$3,370,273	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.